Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	URANIUM RESOURCES INC /DE/
Entity Central Index Key	0000839470
Document Type	S-4
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,890,263	$ 15,386,472
Receivables, net	123,336	46,244
Prepaid and other current assets	165,509	179,231
Total current assets	3,179,108	15,611,947
Property, plant and equipment, at cost:
Uranium properties	82,768,867	82,989,579
Other property, plant and equipment	868,454	905,511
Less-accumulated depreciation, depletion and impairment	(64,791,294)	(64,282,888)
Net property, plant and equipment	18,846,027	19,612,202
Long-term investment:
Restricted cash	9,379,794	7,337,366
Total assets	31,404,929	42,561,515
Current liabilities:
Accounts and short term notes payable	1,148,812	602,190
Current portion of restoration reserve	1,227,125	1,239,588
Royalties and commissions payable	665,745	665,745
Deferred compensation		697,028
Accrued legal settlement		1,375,000
Accrued interest and other accrued liabilities	374,088	348,269
Current portion of capital leases	65,161	83,183
Total current liabilities	3,480,931	5,011,003
Other long-term liabilities and deferred credits	4,008,634	4,304,057
Long-term capital leases, less current portion	54,071	119,588
Other long-term debt	450,000	450,000
Total liabilities	7,993,636	9,884,648
Commitments and contingencies (Notes 2, 3, 4, 5, 6 and 11)
Shareholders' equity:
Common stock, $0.001 par value, shares authorized: 200,000,000; shares issued and outstanding (net of treasury shares): 2011-94,005,006; 2010-92,430,306	94,043	92,468
Paid-in capital	169,904,203	167,971,955
Accumulated deficit	(146,577,535)	(135,378,138)
Less: Treasury stock (38,125 shares), at cost	(9,418)	(9,418)
Total shareholders' equity	23,411,293	32,676,867
Total liabilities and shareholders' equity	$ 31,404,929	$ 42,561,515

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	106,062,979	94,005,006	92,430,306
Common stock, shares outstanding	106,062,979	94,005,006	92,430,306
Treasury stock, shares at cost	38,125	38,125	38,125

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Uranium sales			$ 4,673,169
Total revenue			4,673,169
Cost of uranium sales:
Royalties and commissions			464,028
Operating expenses	648,278	394,763	2,692,960
Accretion/amortization of restoration reserve	121,183	155,943	257,791
Depreciation and depletion	599,504	756,377	1,089,612
Writedown of uranium properties	1,460,170	961,278	3,517,970
Exploration expenses	17,918	1,646	61,677
Total cost of uranium sales	2,847,053	2,270,007	8,084,038
Loss from operations before corporate expenses	(2,847,053)	(2,270,007)	(3,410,869)
Corporate expenses:
General and administrative (includes stock compensation expense of $884,000, $1,032,000 and $1,258,000 in 2011, 2010 and 2009, respectively)	8,400,955	6,911,672	6,624,023
Provision for legal settlement		1,375,000
Depreciation	127,741	143,361	142,531
Total corporate expenses	8,528,696	8,430,033	6,766,554
Loss from operations	(11,375,749)	(10,700,040)	(10,177,423)
Other income (expense):
Interest expense	(18,968)	(25,362)	(40,637)
Interest and other income, net	195,320	370,835	152,198
Total other income, net	176,352	345,473	111,561
Net loss	$ (11,199,397)	$ (10,354,567)	$ (10,065,862)
Basic and diluted net loss per common share (in dollars per share)	$ (0.12)	$ (0.14)	$ (0.18)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
General and administrative, stock compensation expense	$ 884,000	$ 1,032,000	$ 1,258,000

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Paid-In Capital	Accumulated Deficit	Treasury Stock
Balances at Dec. 31, 2008		$ 55,994	$ 146,518,753	$ (114,957,709)	$ (9,418)
Balances (in shares) at Dec. 31, 2008		55,955,549
Increase (Decrease) in Shareholders' Equity
Net loss	(10,065,862)			(10,065,862)
Restricted common stock issued for services		826	(826)
Restricted common stock issued for services (in shares)		826,243
Stock compensation expense			1,257,909
Common stock issuance			61,368
Balances at Dec. 31, 2009		56,820	147,837,204	(125,023,571)	(9,418)
Balances (in shares) at Dec. 31, 2009		56,781,792
Increase (Decrease) in Shareholders' Equity
Net loss	(10,354,567)			(10,354,567)
Restricted common stock issued for services		282	(282)
Restricted common stock issued for services (in shares)		282,071
Common stock issued for stock option exercise		1	807
Common stock issued for stock option exercise (in shares)		1,113
Stock compensation expense			1,032,308
Common stock issuance		35,365	19,101,918
Common stock issuance (in shares)		35,365,330
Balances at Dec. 31, 2010	32,676,867	92,468	167,971,955	(135,378,138)	(9,418)
Balances (in shares) at Dec. 31, 2010	92,430,306	92,430,306
Increase (Decrease) in Shareholders' Equity
Net loss	(11,199,397)			(11,199,397)
Common stock issued for deferred compensation		885	696,142
Common stock issued for deferred compensation (in shares)		885,021
Restricted common stock issued for services		176	(176)
Restricted common stock issued for services (in shares)		175,885
Common stock issued for stock option exercise		37	28,197
Common stock issued for stock option exercise (in shares)		37,150
Stock compensation expense			883,941
Common stock issuance		477	324,144
Common stock issuance (in shares)		476,644
Balances at Dec. 31, 2011	$ 23,411,293	$ 94,043	$ 169,904,203	$ (146,577,535)	$ (9,418)
Balances (in shares) at Dec. 31, 2011	94,005,006	94,005,006

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (11,199,397)	$ (10,354,567)	$ (10,065,862)
Reconciliation of net loss to cash used in operations-
Accretion/amortization of restoration reserve	121,183	155,943	257,791
Depreciation and depletion	727,245	899,738	1,232,143
Impairment of uranium properties	1,460,170	961,278	3,517,970
Decrease in restoration and reclamation accrual	(1,530,303)	(1,373,228)	(1,802,370)
Stock compensation expense	883,941	1,032,308	1,257,909
Other non-cash items, net	2,289	19,700	34,584
Effect of changes in operating working capital items-
(Increase) decrease in receivables	(77,092)	17,646	(23,530)
Decrease in inventories			1,010,845
(Increase) decrease in prepaid and other current assets	13,722	(53,831)	388,089
Increase (decrease) in payables and accrued liabilities and deferred credits	(802,560)	1,334,939	(840,545)
Net cash used in operating activities	(10,400,802)	(7,360,074)	(5,032,976)
Cash flows from investing activities:
Increase in certificate of deposit, restricted	(2,042,428)	(551,366)	(149,285)
Additions to property, plant and equipment-
Proceeds from Joint Venture agreement	300,000
Net cash used in investing activities	(2,364,723)	(2,365,903)	(820,221)
Cash flows from financing activities:
Payments of borrowings	(83,539)	(117,710)	(157,695)
Issuance of common stock, net	352,855	19,138,091	61,368
Net cash provided by (used in) financing activities	269,316	19,020,381	(96,327)
Net increase (decrease) in cash and cash equivalents	(12,496,209)	9,294,404	(5,949,524)
Cash and cash equivalents, beginning of period	15,386,472	6,092,068	12,041,592
Cash and cash equivalents, end of period	2,890,263	15,386,472	6,092,068
Kingsville Dome
Additions to property, plant and equipment-
Additions to property, plant and equipment	(141,137)	(149,652)	(158,911)
Rosita
Additions to property, plant and equipment-
Additions to property, plant and equipment	(125,693)	(58,504)	(40,274)
Vasquez
Additions to property, plant and equipment-
Additions to property, plant and equipment	(97,200)	(77,500)	(193,528)
Rosita South
Additions to property, plant and equipment-
Additions to property, plant and equipment	(40,959)	(78,813)	(19,926)
Los Finados project
Additions to property, plant and equipment-
Additions to property, plant and equipment	(88,236)	(1,168,780)
Churchrock
Additions to property, plant and equipment-
Additions to property, plant and equipment	(58,838)	(138,541)	(218,966)
Crownpoint/Section 13 Drilling
Additions to property, plant and equipment-
Additions to property, plant and equipment	(34,921)	(119,624)	(2,991)
Other property
Additions to property, plant and equipment-
Additions to property, plant and equipment	$ (35,311)	$ (23,123)	$ (36,340)

DESCRIPTION OF THE COMPANY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
DESCRIPTION OF THE COMPANY
DESCRIPTION OF THE COMPANY

2.                                      DESCRIPTION OF BUSINESS

Uranium Resources, Inc. (“URI”) was formed in 1977 and domesticated in Delaware in 1987. The Company is primarily engaged in the business of acquiring, exploring, developing and mining uranium properties, using the in situ recovery (“ISR”) or solution mining process. Historically, the primary customers of the Company have been major utilities who utilize nuclear power to generate electricity. At present the Company owns both developed and undeveloped uranium properties in South Texas and undeveloped uranium properties in New Mexico.

The Company resumed uranium production in 2004 at its Vasquez project, in 2006 at its Kingsville Dome project and in the 3rd quarter of 2008 at its Rosita project, each of such projects are located in South Texas. As a result of declining uranium market prices and high production costs, the Company ceased development of additional wellfields and curtailed production from its South Texas projects as existing production wellfields from each project were depleted. Production at our Vasquez and Rosita projects were shut down in the 4th quarter of 2008 and production was shut-in at the Kingsville Dome project in June 2009. The Vasquez project was mined out in 2008 and is now being restored. At the Kingsville Dome and Rosita projects, our production shut-in was done to conserve the in-place reserve base until higher prices can be realized.

Prior to resuming Vasquez production, the Company had been in production stand-by since the first quarter of 1999 at its Kingsville Dome and Rosita projects. Groundwater restoration and reclamation activities have been conducted at these two sites and are currently ongoing at the Kingsville Dome and Vasquez projects.  Groundwater restoration at Rosita project has been completed for the wellfields that have been depleted and are currently under the stabilization and monitoring phase of the restoration process.

1. DESCRIPTION OF THE COMPANY

        Uranium Resources, Inc. ("URI") was formed in 1977 and domesticated in Delaware in 1987. The Company is primarily engaged in the business of acquiring, exploring, developing and mining uranium properties, using the in situ recovery ("ISR") or solution mining process. Historically, the primary customers of the Company have been major utilities who utilize nuclear power to generate electricity. At present the Company owns both developed and undeveloped uranium properties in South Texas and undeveloped uranium properties in New Mexico.

        The Company resumed uranium production in 2004 at its Vasquez project, in 2006 at its Kingsville Dome project and in the 3rd quarter of 2008 at its Rosita project, each of such projects are located in South Texas. As a result of declining uranium market prices and high production costs, the Company ceased development of additional wellfields and curtailed production from its South Texas projects as existing production wellfields from each project were depleted. Production at our Vasquez and Rosita projects were shut down in the 4th quarter of 2008 and production was shut-in at the Kingsville Dome project in June 2009. The Vasquez project was mined out in 2008 and is now being restored. At the Kingsville Dome and Rosita projects, our production shut-in was done to conserve the in-place reserve base until higher prices can be realized.

        Prior to resuming Vasquez production, the Company had been in production stand-by since the first quarter of 1999 at its Kingsville Dome and Rosita projects. Groundwater restoration and reclamation activities have been conducted at these two sites and are currently ongoing at each of the Kingsville Dome, Vasquez and Rosita projects.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

        The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of URI and its wholly-owned subsidiaries (collectively "the Company"). All significant intercompany transactions have been eliminated in consolidation.

Uranium Properties

        All acquisition and development costs (including financing, salary and related overhead costs) incurred in connection with the various uranium properties are capitalized. Exploration and evaluation costs associated with uranium properties are expensed as incurred until such time that the existence of a commercially minable uranium deposit is confirmed. All properties with significant acquisition or incurred costs are evaluated for their realizability on a property-by-property basis. Any impairment of such costs is recognized through a reduction in the net carrying value of the asset. (See Note 4—"Uranium Properties").

        Depreciation and Depletion. Depletion of uranium mineral interests, permits, licenses and related development costs are computed on a property-by-property basis using the units-of-production method based on each project's pounds of recoverable uranium. The determination of the depletable base for each uranium mineral interest is calculated by the Company's professional geologists to determine the estimated recoverable uranium to be produced over the projected life for each uranium mineral interest. Depreciation and depletion are provided on the investment costs, net of salvage value, of the various uranium properties' production plants and related equipment using the estimated production life of the uranium reserves. During the periods that our facilities are not in production, depletion on our mineral interests, permits, licenses and development properties are suspended. Depreciation and depletion of our plant facilities, machinery and equipment continues, at significantly reduced amounts, in accordance with the level of stand-by activity being conducted at each site.

        Other ancillary plant equipment and vehicles are depreciated using a straight line method based upon the estimated useful lives of the assets.

Other Property, Plant and Equipment

        Other property, plant and equipment consists of corporate office equipment, furniture and fixtures and transportation equipment. Depreciation on other property is computed based upon the estimated useful lives of the assets. Repairs and maintenance costs are expensed as incurred. Gain or loss on disposal of such assets is recorded as other income or expense as such assets are disposed.

Capitalization of Interest

        The Company capitalizes interest cost with respect to properties undergoing exploration or development activities that are not subject to depreciation or depletion. The average interest rate on outstanding borrowings during the period is used in calculating the amount of interest to be capitalized. No interest was capitalized in the twelve months ended December 31, 2011, 2010 and 2009. Total interest costs in these periods were $19,000, $25,400 and $40,600, respectively.

Restoration and Remediation Costs (Asset Retirement Obligations)

        Various federal and state mining laws and regulations require the Company to reclaim the surface areas and restore underground water quality for its mine projects to the pre-existing mine area average quality after the completion of mining. The Company records the estimated present value of reclamation liabilities and increases the carrying amount of the related asset. Reclamation costs are allocated to expense over the life of the related assets and are periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the reclamation and remediation costs.

        Future reclamation and remediation costs are accrued based on management's best estimate at the end of each period of the costs expected to be incurred at each project. Such estimates are determined by the Company's engineering studies calculating the cost of future of surface and groundwater activities.

Contingent Liabilities—Off Balance Sheet Arrangements

        The Company has obtained financial surety relating to certain of its future restoration and reclamation obligations as required by the State of Texas regulatory agencies. The Company has bank Letters of Credit (the "L/Cs") and performance bonds issued for the benefit of the Company to satisfy such regulatory requirements. The L/Cs were issued by Bank of America and the performance bonds have been issued by United States Fidelity and Guaranty Company ("USF&G"). The amount of the L/Cs totaled $5,858,000, $5,858,000 and $5,761,000 at December 31, 2011, 2010 and 2009, respectively. Such L/Cs are collateralized in their entirety by certificates of deposit.

        Performance bonds totaling $2,834,000 were issued for the benefit of the Company at December 31, 2011, 2010 and 2009. USF&G has required that the Company deposit funds collateralizing a portion of the bonds. In September 2010, the Company received notice from the bonding company requesting that the Company either increase the collateral supporting the bonds to 100% of the bond amount by making quarterly payments of $500,000 or cause the release of the bonds by the fourth quarter of 2011. The amount of the collateral exceed the amount of bonding issued by USF&G by $60,000 at December 31, 2011. The amount of the bonding issued by USF&G exceeded the amount of the collateral by $2.0 million and $2.5 million at December 31, 2010 and 2009, respectively. In the event that USF&G is required to perform under its bonds or the bonds are called by the state agencies, the Company would be obligated to pay any expenditure in excess of the collateral.

Revenue Recognition for Uranium Sales

        The Company delivers uranium to its customers at third-party conversion facilities. The third-party converters warehouse our uranium and transfer title to our customers via book transfer upon instructions supplied by the Company. The Company recognizes revenue from the sale of uranium when title to the uranium transfers and delivery is completed through such book transfer. The Company bears the risk of loss while its uranium is held at the converter prior to its sale to our customers, except in the case of negligence by the converter, whereby the converter would bear such risk. Upon completion of the book transfer, which is a record keeping entry, not a physical transfer of goods to the customer, the risk of loss passes to our customer.

Earnings Per Share

        Net earnings (loss) per common share—basic has been calculated based on the weighted average shares outstanding during the year and net earnings (loss) per common share—diluted has been calculated assuming the exercise or conversion of all dilutive securities. Due to net losses incurred for 2011, 2010 and 2009 there were no dilutive securities included in these years as their inclusion would be anti-dilutive.

        The weighted average number of shares used to calculate basic and diluted earnings (loss) per share was 93,480,528 in 2011, 72,313,464 in 2010 and 56,400,466 in 2009. The potential dilutive Common Stock that was excluded from the calculation of diluted earnings per share was 4,548,851 in 2011, 5,947,143 in 2010 and 6,216,989 in 2009.

Consolidated Statements of Cash Flows

        The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

        Additional disclosures of cash flow information follow:

	Year Ended December 31,
	2011	2010	2009
Cash paid during the period for:
Interest	$19,000	$25,400	$40,600
The following non-cash transactions occurred in 2011, 2010 and 2009 and such transactions are summarized as follows:
Common stock issued for deferred compensation	$697,027	$—	$—

Restricted common stock issued for services	$176	$282	$826

Restricted share issuance of Common Stock in connection with a cash conservation plan	$—	$106,500	$324,000

        No new capital leases or financings were entered into in 2011, 2010 and 2009. The balance of the capital leases at December 31, 2011 was $119,000.

Cash Balances in Excess of Federally Insured Limits

        The Company's cash balance at December 31, 2011 was $2.9 million and it maintains its cash accounts primarily with Bank of America, N.A. The total cash balances are insured by the Federal Deposit Insurance Corporation up to $250,000 per account. The Company has cash balances with Bank of America, N.A. that exceeded the balance insured by the FDIC that totaled approximately $927,000 at December 31, 2011.

Restricted Cash

        At December 31, 2011 and 2010, the Company had pledged certificates of deposit and money market accounts of $9,380,000 and $7,337,000, respectively, in order to collateralize letters of credit required for future restoration and reclamation obligations related to the Company's South Texas production and development properties. These funds are not readily available to the Company and are not included in cash equivalents.

Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make certain estimates and assumptions. Such estimates and assumptions may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Specifically regarding the Company's uranium properties, significant estimates were utilized in determining the carrying value of these assets and in the case of producing and development properties, the pounds of uranium to be recovered. The actual values received from the disposition of these assets and the amount of uranium recovered from these projects may vary significantly from these estimates based upon market conditions, financing availability and other factors.

        Regarding the Company's reserve for future restoration and reclamation costs, significant estimates were utilized in determining the future costs and timing to complete the groundwater restoration and surface reclamation at the Company's mine sites. The actual cost to conduct these activities may vary significantly from these estimates.

Risks and Uncertainties

        Historically, the market for uranium has experienced significant price fluctuations. Prices are significantly impacted by global supply and demand, which is affected by the demand for nuclear power, political, and economic conditions, governmental legislation in uranium producing and consuming countries, and production levels and costs of production of other producing companies. Increases or decreases in prices received could have a significant impact on the Company's future results of operations.

Reclassifications

        Certain reclassifications have been made to the prior years' financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Recently Issued Accounting Pronouncements

        In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This standard clarifies guidance on how to measure fair value and is largely consistent with existing fair value measurement principles. The ASU also expands existing disclosure requirements for fair value measurements and makes other amendments. This ASU is effective for the Company prospectively beginning January 1, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated results of operations or financial condition.

LIQUIDITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
LIQUIDITY
LIQUIDITY

3.                                      LIQUIDITY

As of March 31, 2012, the Company had $9.9 million in cash and our cash balance at April 30, 2012 was approximately $7.0 million.  The Company is not currently conducting uranium production activities and has no uranium inventory. The Company is not projecting any sales revenue and related cash inflows for 2012.

The Company raised $10 million on March 9, 2012 in a private placement with Resource Capital Fund V L.P. (“RCF”). In connection with the transaction we sold 10,259,567 shares of common stock at a price of $0.9747 per share. The capital raise was conducted as a part of an acquisition bid for all of the outstanding shares of Neutron Energy, Inc. See Note 10—“Merger and Financing Agreement with Neutron Energy” for a description of this financing and additional funding commitments made by RCF to the Company.

On October 28, 2011, the Company entered into an At-The-Market Sales Agreement with BTIG, LLC, allowing it to sell from time to time, its common shares having an aggregate offering price of up to $15.0 million, through an “at-the-market” equity offering program (“ATM Sales Agreement”).  The Company will pay BTIG a commission equal to 3.0% of the gross proceeds from the sale of any shares pursuant to the ATM Sales Agreement. Pursuant to a fee sharing agreement, BTIG will pay a portion of the commissions it receives from the Company in connection with the ATM Sales Agreement to Reedland Capital Partners, an Institutional Division of Financial West Group.  In January 2012, a total of 1,815,073 shares of common stock were sold under this program which raised net proceeds of approximately $1,519,000.  The Company has a total of $12.9 million available for future sales under the ATM Sales Agreement.

The financial statements of the Company have been prepared on the basis of accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company expects that its existing cash, the funding commitments from RCF and funding available under the ATM Sales Agreement will provide it the necessary liquidity for the next twelve months.

3. LIQUIDITY

        The Company had negative cash flow from operations of $10.4 million, $7.4 million and 5.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        We had $2.9 million in cash at December 31, 2011 and $15.4 million at December 31, 2010. As of December 31, 2009 the Company had sold its entire uranium inventory and as such, we are currently evaluating the opportunities for additional sales revenue and related cash inflows for the Company in 2012.

        The Company raised $10 million on March 9, 2012 in a private placement with Resource Capital Fund V L.P. ("RCF"). In connection with the transaction we sold 10,259,567 shares of common stock at a price of $0.9747 per share. The capital raise was conducted as a part of an acquisition bid for all of the outstanding shares of Neutron Energy, Inc. See (Note 12—"Subsequent Event") for a description of this financing and additional funding commitments made by RCF to the Company.

        On October 28, 2011, the Company entered into an At-The-Market Sales Agreement with BTIG, LLC, allowing it to sell from time to time, its common shares having an aggregate offering price of up to $15.0 million, through an "at-the-market" equity offering program ("ATM Sales Agreement"). The Company raised additional capital in November and December 2011 and in January 2012 through the sale of common stock under this program. During 2011, a total of 476,644 shares of common stock were sold which resulted in net proceeds of approximately $469,000 pursuant to the ATM Sales Agreement. In January 2012, a total of 1,815,073 shares of common stock were sold which raised net proceeds of approximately $1,519,000. The Company incurred approximately $144,000 in legal, accounting and other fees in connection with its shelf registration statement and the ATM Sales Agreement. The Company has a total of $12.9 million available for future sales under the ATM Sales Agreement.

        The Company expects that its existing cash, the funding commitments from RCF and funding available under the ATM Sales Agreement will provide it the necessary liquidity moving forward into 2013.

PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

4.                                      URANIUM PROPERTIES

Kingsville Dome Project

There was no uranium produced from Kingsville Dome in 2012 or 2011.  The primary activities undertaken at this project in the first quarter of 2012 and 2011 were for restoration, with $265,000 and $240,000 of costs being incurred in each quarter respectively for restoration work at this project.  Total capital expenditures for Kingsville Dome for the first quarter of 2012 was $87,000 and was related to plant construction and land and mineral lease payments. Total capital expenditures for Kingsville Dome for the first quarter of 2011 was $18,000 and was related to land and mineral lease payments.

Rosita

There was no uranium produced from Rosita in 2012 and 2011.  Groundwater restoration for the wellfields that have been depleted has been completed and the wellfields are currently under the stabilization and monitoring phase of the restoration process.  Total capital expenditures for Rosita for the first quarter of 2012 and 2011 was $14,000 and $88,000, respectively, and was related to land and mineral lease payments.

Vasquez Project

Production at the Vasquez project was shut-in during October 2008. The economically recoverable reserves from this project have been mined out.  The primary activities undertaken at this project in the first quarter of 2012 and 2011 were for restoration, with $165,000 and $122,000 in costs being incurred in each quarter respectively for restoration work at this project.  There were no capital expenditures for Vasquez for the first quarter of 2012.Capital expenditures for Vasquez for the first quarter of 2011 were $6,600 and were primarily for land and mineral lease payments.

Los Finados Project

The exploration rights to the Los Finados project were acquired in December 2010. Evaluation of the uranium mineralization of this property began in the second quarter of 2011 and may continue for up to three years.

In November 2011, the Company and Cameco announced its intent to move forward with Phase II exploration program on Los Finados Project. The second phase of drilling began in December 2011 and is expected to be completed by the end of November 2012. URI has committed an additional $1.5 million in exploration activities during the twelve-month period ended November 30, 2012, in order to maintain the option to lease the property. Under Phase II of the agreement with URI, Cameco will fund $1.0 million toward those exploration activities and will earn an additional 10% interest in Los Finados, raising its interest in the project to 50%.

The timing for the Company’s decision to continue exploration under phase three of the program is November 30, 2012.  Investment or drilling in excess of the minimum requirement in any year counts toward the following year’s requirements.  Cameco may elect to fund the entire $1.5 million by moving into Phase III of the program. At March 31, 2012, the Company has incurred and billed approximately $500,000 in costs to Cameco under Phase II of the agreement.

At the conclusion of the exploration program, the parties may enter into an operating joint venture to develop and produce any discovered uranium resources and reserves.  The uranium would be processed at URI’s Kingsville Dome or Rosita processing facility, with Cameco’s share of production being processed under a toll processing agreement with URI.

Impairment of Uranium Properties

At March 31, 2012, we determined the carrying value of our project assets at each of our South Texas production locations exceeded their fair value.  A decline in the market price of uranium and an increase in the estimated costs for each of our South Texas projects resulted in a decrease in the estimated future cash flow to be generated from each site.  Such determination resulted in an impairment provision of approximately $269,000 and $306,000 for the first quarters of 2012 and 2011, respectively.

The impairment provision for the first quarters of 2012 and 2011, respectively were $168,000 and $151,000 related to Kingsville Dome, $87,000 and $67,000 related to Vasquez and $14,000 and $88,000 for Rosita.  The net carrying values of the Kingsville Dome, Rosita and Vasquez projects are approximately $5.0 million, $4.9 million and $445,000 at March 31, 2012.

4. PROPERTY, PLANT AND EQUIPMENT

	Property, Plant and Equipment Balances (net) At December 31,
	2011	2010
Uranium plant	$9,139,000	$9,241,000
Permits and licenses	2,714,000	2,663,000
Mineral rights	2,711,000	2,877,000
Evaluation and delineation	2,460,000	2,460,000
Vehicles/depreciable equipment	1,405,000	1,702,000
Wellfield development	131,000	115,000
Other uranium properties	193,000	354,000
Other property, plant and equipment	93,000	200,000

Total	$18,846,000	$19,612,000

Uranium Properties

Impairment of Uranium Properties

        The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected uranium prices, production levels and operating costs of production and capital, based upon the projected remaining future uranium production from each project. The Company's estimates of future cash flows are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, uranium prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

        At December 31, 2011, we determined the carrying value of our project assets at each of our South Texas production locations exceeded their fair value. A decline in the current and projected market price of uranium and an increase in the estimated production costs for each of our South Texas projects resulted in a decrease in the estimated future cash flow to be generated from each site. Such determination resulted in an impairment provision of approximately $1,460,000 for the year. The impairment provision for 2011 was approximately $851,000 for the Kingsville Dome project, $126,000 for the Rosita project and $483,000 for the Vasquez project. The impairment provision recorded in 2010 was approximately $961,000 and included approximately $590,000 million for the Kingsville Dome project, $58,000 for the Rosita project and $313,000 for the Vasquez project.

Kingsville Dome Property

        The Kingsville Dome property consists of mineral leases from private landowners on about 2,434 gross and 2,227 net acres located in central Kleberg County, Texas. The leases provide for royalties based upon a percentage of uranium sales of 6.25% to 9.375%. The leases have expiration dates ranging from 2000 to 2007, however we hold most of these leases by production; and with a few minor exceptions, all the leases contain clauses that permit us to extend the leases not held by production by payment of an annual per acre royalty ranging from $10 to $30. We have paid such royalties on all material acreage.

        The net carrying value of the property was approximately $5,039,000 at December 31, 2011. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,178,000), and restoration and other equipment ($861,000). The net carrying value of the property was approximately $5,355,000 at December 31, 2010. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,285,000) and restoration and other equipment ($1,070,000).

Vasquez Property

        The Company has a mineral lease on 872 gross and net acres located in southwestern Duval County, in South Texas. The primary term expired in February 2008; however we hold the lease by production and reclamation activities. The lease provides for royalties based upon 6.25% of uranium sales below $25.00 per pound and royalty rate increases on a sliding scale up to 10.25% for uranium sales occurring at or above $40.00 per pound.

        The net carrying value of the property was approximately $454,000 at December 31, 2011. Such assets consisted of plant buildings/uranium processing/drying facilities ($154,000) and restoration and other equipment ($300,000). The net carrying value of the property was approximately $493,000 at December 31, 2010. Such assets consisted of plant buildings/uranium processing/drying facilities ($154,000) and restoration and other equipment ($339,000).

Rosita Property

        The Rosita property consists of mineral leases from private landowners on about 3,377 gross and net acres located in north-central Duval County, Texas. The leases provide for sliding scale royalties based on a percentage of uranium sales. Royalty percentages on average increase from 6.25% up to 18.25% when uranium prices reach $80.00 per pound. The leases have expiration dates ranging from 2012 to 2015. We are holding these leases by payment of rentals ranging from $10 to $30 per acre.

        The net carrying value of the Rosita property at December 31, 2011 was approximately $4,933,000. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,800,000) and restoration and other equipment of ($133,000). The net carrying value of the Rosita property at December 31, 2010 was approximately $5,003,000. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,801,000) and restoration and other equipment of ($202,000).

Rosita South Property

        The Rosita South property consists of mineral leases from private land owners on about 1,795 gross acres and 1,479 net acres located in Duval County near its Rosita property.

        The net carrying value of the property at December 31, 2011 was approximately $2,785,000. Such assets consisted of mineral rights ($589,000), evaluation costs ($2,022,000) and permits/licenses ($174,000). The net carrying value of the property at December 31, 2010 was approximately $2,744,000. Such assets consisted of mineral rights ($548,000), evaluation costs ($2,022,000) and permits/licenses ($174,000).

Los Finados Project

        The Los Finados Project consists of an exploration lease from private land owners on about 53,524 gross acres located in Kenedy County near its Kingsville Dome property. The exploration rights to the Los Finados project were acquired in December 2010. Evaluation of the uranium mineralization of this property began in the second quarter of 2011 and may continue for up to three years. The lease option agreement included a $1 million fee paid at signing. The lease option includes a three phase exploration program that requires a minimum exploration obligation of one hundred exploration wells or $1.0 million investment in the first year, an additional two hundred exploration wells or $1.5 million investment in the second year and, in the third year, an additional two hundred exploration wells or $2.0 million investment. The Company made the decision to continue phase two of the exploration program in November 2011. The timing for the Company's decision to continue exploration under phase three of the program is November 30, 2012. Investment or drilling in excess of the minimum requirement in any year counts toward the following year's requirements.

        In May 2011, the Company entered into an exploration agreement with Cameco Texas, Inc. ("CTI"), a subsidiary of Cameco (NYSE: CCJ) on the Los Finados project. The agreement with CTI also includes a three phase exploration program. Phase I of the program was completed in November, 2011 and following Phase I, the decision was made to continue onto Phase II. Under this agreement, CTI will fund the majority of the exploration costs and can earn up to a 70% interest in the project in consideration for their investment. Upon execution of the exploration agreement, CTI paid the Company $300,000. For the year ended December 31, 2011, the Company has incurred and billed approximately $1.2 million in costs to CTI under the exploration agreement.

        At the conclusion of the exploration program, the parties may enter into an operating joint venture to develop and produce any discovered uranium resources and reserves. The uranium would be processed at URI's Kingsville Dome or Rosita processing facility, with CTI's share of production being processed under a toll processing agreement with URI.

        Capital expenditures for 2011 totaled approximately $88,000 and were related to land acquisition and depreciable equipment. Such expenditures were offset by the $300,000 payment received by CTI in connection with the execution of the exploration agreement. The net carrying value of the property at December 31, 2011 was approximately $949,000. Such assets consisted of the acquisition costs to obtain the mineral rights to the property ($919,000) and permits/licenses ($30,000). The net carrying value of the property at December 31, 2010 was approximately $1,169,000. Such assets consisted entirely of the acquisition costs to obtain the mineral rights to the property.

Churchrock Properties

        The Churchrock project encompasses about 3,458 gross and net acres. The properties are located in McKinley County, New Mexico and consist of three parcels, known as Section 8, Section 17 and Mancos. None of these parcels lies within the area generally recognized as constituting the Navajo Reservation. We own the mineral estate in fee for both Section 17 and the Mancos properties. We own patented mining claims on Section 8.

        The surface estate on Section 17 is owned by the United States Government and held in trust for the Navajo Nation. We have royalty obligations ranging from 5% to 6 1/4% and a 2% overriding royalty obligation to the Navajo Nation for surface use agreements.

        Permitting activities are currently ongoing on both of these properties. The net carrying value of these properties was $2,152,000 and $2,094,000 at December 31, 2011 and 2010, respectively and the assets consisted of mineral rights and permitting/licensing costs.

Crownpoint Property

        The Crownpoint properties are located in the San Juan Basin, 22 miles northeast of our Churchrock deposits and 35 miles northeast of Gallup, New Mexico, adjacent to the town of Crownpoint. The Properties consist of 640 gross and 556 net acres.

        The net carrying value of these properties was $883,000 and $885,000 at December 31, 2011 and 2010, respectively, and consisted primarily of mineral rights, permits/licenses and plant buildings and equipment.

West Largo and Roca Honda

        In March 1997, we acquired the fee interest in 177,000 acres in northwestern New Mexico. Several significant occurrences of uranium mineralization are known to be within this acreage, including a uranium mineralized property called the West Largo and a uranium mineralized property called Roca Honda.

        The West Largo property is about 21 miles north of the town of Milan and about 1.5 miles west of State Highway 509 in McKinley County, New Mexico. The property lies about 3 miles to the northwest of the Ambrosia Lake District, a major producer of uranium by means of underground operations from the late 1950s to the early 1980s.

        The Roca Honda property lies about 4 miles northwest of the town of San Mateo in McKinley County, New Mexico. We also own 36 unpatented mining claims encompassing approximately 640 acres that are adjacent to the fee land. The net carrying value of the properties was $415,000 and $398,000 at December 31, 2011 and 2010, respectively.

CONTRACT COMMITMENTS	12 Months Ended
Dec. 31, 2011
CONTRACT COMMITMENTS
CONTRACT COMMITMENTS

5. CONTRACT COMMITMENTS

Sales Contracts

        In March 2006, we entered into new sales contracts with Itochu Corporation ("Itochu") and UG U.S.A., Inc. ("UG") that superseded the previously existing contracts. Each contract provides for delivery of one-half of our actual production from our properties in Texas currently owned or hereafter acquired by the Company (excluding certain large potential exploration plays). The Itochu contract contains separate pricing terms for the Vasquez property that are no longer applicable since Vasquez has reached the end of its useful life. Our Texas production will be sold to Itochu at a price equal to the average spot price for the eight weeks prior to the date of delivery less $7.50 per pound, with a floor for the spot price of $37 per pound and a ceiling of $43 per pound. If the spot price is over $50 per pound the price will be increased by 50% of such excess. The floor and ceiling and sharing arrangement over the ceiling applies to 3.65 million pounds of deliveries, after which there is no floor or ceiling. Itochu has the right to cancel any deliveries on six-month's notice. Uranium deliveries from the inception of the contracts through December 31, 2011 have totaled approximately 510,000 pounds to Itochu and 480,000 pounds to UG.

        Under the amended Itochu contract there was potential for reinstatement of the original contract terms if we terminated our joint venture with Itochu to develop our Churchrock property in New Mexico. On March 6, 2009, Itochu terminated the joint venture. The only consequence of the termination is that for future sales made with sales prices in excess of $43 per pound, we will not receive 30% of the amount of the spot price that exceeds the ceiling price for future uranium sales from $43 per pound to $50 per pound.

        Under the UG contract all production from our Texas properties will be sold at a price equal to the month-end long-term contract price for the second month prior to the month of delivery less $6 per pound until (i) 600,000 pounds have been sold in a particular delivery year and (ii) an aggregate of 3 million pounds of uranium has been sold. After the 600,000 pounds in any year and 3 million pounds total have been sold, UG will have a right of first refusal to purchase other Texas production at a price equal to the average spot price for a period prior to the date of delivery less 4%. In 2006, we paid UG $12 million in cash to restructure its previously existing contract.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

6. LONG-TERM DEBT

Summary of Long-Term Debt

	At December 31,
	2011	2010
Long-term debt of the Company consists of:
Crownpoint property	$450,000	$450,000
Capital leases	119,232	202,771

	569,232	652,771
Less—Current portion	(65,161)	(83,183)

Total long-term debt	$504,071	$569,588

        Maturities of long-term debt and capital leases are as follows:

For the Twelve Months Ended:	Long-Term Debt	Capital Leases
December 31, 2012	$—	$76,740
December 31, 2013	—	53,109
December 31, 2014	—	14,739
December 31, 2015	—	—
December 31, 2016 and beyond	450,000	—

Totals	$450,000	$144,588
Less amounts representing imputed interest		(25,356)

Present value of future payments		$119,232

SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7.                                      SHAREHOLDERS’ EQUITY

The following table details the changes in shareholders equity for the quarter ended March 31, 2012:

	Common Stock		Paid-In	Accumulated
	Shares	Amount	Capital	Deficit	Treasury Stock
Balances, December 31, 2011	94,005,006	$94,043	$169,904,203	$(146,577,535)	$(9,418)
Net loss	—	—	—	(3,606,470)	—
Stock compensation expense	—	—	192,818	—	—
Common stock issuance	12,074,640	12,074	11,478,679	—	—
Common stock issued for option exercise	—	—	—	—	—
Restricted stock forfeiture	(16,667)	(16)	16	—	—
Balances, March 31, 2012	106,062,979	$106,101	$181,575,716	$(150,184,005)	$(9,418)

See Note 5 — Stock Based Compensation, for further discussion of stock compensation expense and restricted stock issuance.

7. SHAREHOLDERS' EQUITY

Equity Infusion—ATM Sales

        On October 31, 2011, the Company, entered into an ATM Sales Agreement with BTIG, pursuant to which the Company may sell from time to time, shares of its common stock through an "at-the-market" share offering program under its currently effective registration statement on Form S-3. The Company may sell up to $15,000,000 in aggregate offering price of its common stock through BTIG, acting as sales agent. On October 31, 2011, the Company filed a prospectus supplement with the Securities and Exchange Commission in connection with the offering. The Company will pay BTIG a commission equal to 3.0% of the gross proceeds from the sale of any shares pursuant to the ATM Sales Agreement. The Company raised additional capital in November and December 2011through the ATM Sales Agreement. Under the transactions, a total of 476,644 shares of common stock were sold with net proceeds of approximately $325,000.

Equity Infusion—Public Offering

        The Company raised additional capital in June and July 2010 through an underwritten public offering. Under the transactions, a total of 27,142,830 shares of common stock were sold in the offering with net proceeds of approximately $10.2 million, after deducting underwriting discounts and commissions and estimated offering expenses.

        The Company raised additional capital in November 2010 through an underwritten public offering. Under the transaction, a total of 8,222,500 shares of common stock were sold in the offering with net proceeds of approximately $8.9 million, after deducting underwriting discounts and commissions.

Deferred Compensation

        The Company has a 1999 Deferred Compensation Plan (the "1999 Plan") and Deferred Compensation Plans for 2000-2001, 2002, 2003 and 2004 (the "2000-2004 Plans") whereby executive officers and directors were permitted to defer up to 100% of their compensation for the years 1999-2004. The participants elected to receive the deferred amount in shares of our Common Stock valued at $0.80 per share. In December 2005, the 1999 Plan and the 2000-2004 Plans were amended, extending the election of the participants under the plans to receive their deferred compensation until January 11, 2011. On January 11, 2011 the participants elected to receive restricted stock totaling 885,021 shares in lieu of the cash due under the deferred compensation plans.

Warrants

        In connection with the May 2008 equity infusion, the Company issued warrants to purchase 988,771 additional shares of common stock at a price of $5.78 per share. These warrants expire in May 2013 and are outstanding and exercisable as of December 31, 2011.

STOCK-BASED COMPENSATION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

5.                                      STOCK BASED COMPENSATION

Our stock based compensation programs consist of stock option and restricted stock grants made to employees and directors.

Stock Compensation Expense

Stock compensation expense for the three months March 31, 2012 and 2011 was $193,000 and $374,000, respectively. Stock compensation expense is recorded as a component of general and administrative expenses for each period. The Company did not recognize a tax benefit from the stock compensation expense because the Company considers it is more likely than not that the related deferred tax assets, which have been reduced by a full valuation allowance, will not be realized.

A total of 100,571 shares of restricted stock were granted on March 30, 2012 to the President/CEO.  This grant was made in connection with 2011 performance criteria in accordance with his employment agreement.  The Company recognized stock compensation expense for the restricted share grants of $92,000 in the first quarter of 2012 in connection with this issuance.

A total of 56,700 shares of restricted stock were granted on March 30, 2012 to the four executive officers.  This grant was made in connection with 2011 performance criteria in accordance with the Company’s Long Term Incentive Plan.  The Company recognized stock compensation expense for the restricted share grants of $39,000 in the first quarter of 2012 in connection with this issuance.

A total of 42,553 shares of restricted stock were issued on January 3, 2011 to the President/CEO.  This grant was made in connection with 2011 performance criteria in accordance with his employment agreement.  The Company recognized stock compensation expense for the restricted share grants of $140,000 in the first quarter of 2011 in connection with this issuance.

The total estimated unrecognized compensation cost from the unvested stock options and restricted grants at March 31, 2012 was approximately $440,000, which is expected to be recognized over the weighted average vesting period of the individual grants which range from 1-3 years.

Stock Options for the Three Months Ended March 31, 2012

The following table summarizes stock options outstanding and changes during the three month period ended March 31, 2012:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term —in years	Aggregate Intrinsic Value

Options outstanding at January 1, 2012	2,985,231	$2.59
Granted	—	—
Exercised	—	—
Canceled or forfeited	—	—
Options outstanding at March 31, 2012	2,985,231	$2.59	3.8	$17,000

Options exercisable at March 31, 2012	2,749,397	$2.65	3.4	$7,000

Shares available for grant under the Stock Option Plans as of March 31, 2012 were 2,564,291.

Stock options outstanding and currently exercisable at March 31, 2012 are as follows:

	Options Outstanding			Options Exercisable
Stock Option Plan	Number of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise price	Number of Options Exercisable	Weighted Average Exercise Price
		(in years)
1995 Stock Incentive Plan	1,834,062	2.4	$1.31	1,834,062	$1.31
2004 Stock Incentive Plan	407,418	6.3	3.45	334,085	4.00
2004 Directors’ Plan	743,751	5.9	5.26	581,250	6.12
	2,985,231	3.8	$2.59	2,749,397	$2.65

8. STOCK-BASED COMPENSATION PLANS

        Our stock based compensation programs consist of stock options granted to employees and directors and restricted stock grants made to employees. Stock compensation expense for the year ended December 31, 2011, 2010 and 2009 of $884,000, $1,032,000 and $1,258,000, respectively, was recorded to general and administrative expenses. The Company has not recognized a tax benefit from the stock compensation expense because the Company considers it is more likely than not that the related deferred tax assets, which have been reduced by a full valuation allowance, will not be realized.

Stock Options

Employee Stock Options

        The Company has two stock Incentive Plans for Employees, both of which were approved by the Company's shareholders.

        Under the 1995 Stock Incentive Plan (the "1995 Plan") all available and outstanding options have been granted and are currently exercisable. Under the Company's 2004 Stock Incentive Plan (the "2004 Plan") a total of 1,750,000 shares may be issued upon exercise of options granted under the 2004 Plan. Employee stock options generally vest ratably over a 3 or 4 year time frame and have a contractual term of 10 years. At December 31, 2011, 1,208,041 shares were available for future grants under the 2004 Plan.

        In June 2011, the Company's Executive Chairman was granted options under the 2004 Plan to purchase a total of 16,667 shares of common stock at an exercise price of $1.73 per share. The stock option grant shares vest ratably over 4 years.

        In April 2010, three employees and one officer of the Company were granted options under the 2004 Plan to purchase a total of 85,000 shares of the Company's common stock at an exercise price of $0.73 per share. These options vest ratably over 3 years.

        In December 2010, four officers of the Company were granted options under the 2004 Plan to purchase a total of 95,000 shares of the Company's common stock at an exercise price of $3.29 per share. These options vest over one year.

        On September 3, 2009, in connection with the resignation of David N. Clark as President and CEO, the Company and Mr. Clark entered into an agreement which extended to September 3, 2011 the termination date for the stock options previously granted to Mr. Clark and the immediate vesting of 12,500 previously granted stock options scheduled to vest in June 2010. The Company recognized $260,000 of stock compensation expense in the third quarter of 2009 in connection with the modification of these stock options.

2004 Directors' Plan—Options

        On June 2, 2004 the Company adopted the 2004 Directors' Stock Option Plan (the "2004 Directors' Plan"). Under the 2004 Directors' Plan, each non-employee director on the date the Plan was adopted was granted an option to purchase 75,000 shares of Common Stock. Each non-employee Director elected or appointed to the Board of Directors for the first time will be granted an option to purchase 25,000 shares of Common Stock and, each Non-Employee Director shall be granted an option to purchase 25,000 shares either, (a) upon his or her reelection at an annual meeting of the Company's stockholders or (b) in any calendar year in which an annual meeting of shareholders is not held, on June 1 of such year.

        In June 2006, the Directors' Stock Option Plan was amended to increase the initial grants and the annual re-election grants to non-employee Directors to 50,000 shares of Common Stock. The 2004 Directors' Plan replaces an earlier plan that expired in 2004. None of such options remains outstanding at December 31, 2011.

        In June 2010, the Directors' Stock Option Plan was amended and restated ("Amended 2004 Directors' Plan") to allow for the directors to be issued stock options or restricted common shares as determined by the Company and increased the available shares to be granted to 2,500,000 shares. At December 31, 2011, 1,356,250 shares were available for future grants under the Amended 2004 Directors' Plan.

        At the June 2011 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, and Marvin K. Kaiser) was granted options under the Amended 2004 Directors' Plan to purchase 50,001 shares of the Company's common stock at an exercise price of $1.73 per share. The stock option grant shares vest ratably over 4 years.

        In January 2010, Robert M. Gallagher, a non-employee director, was granted options under the 2004 Directors' Plan to purchase 50,000 shares of the Company's Common Stock at an exercise price of $0.76 per share. Effective September 30, 2010, Robert M. Gallagher resigned as a member of the Board of Directors.

        In connection with this change, the terms of the equity awards granted to Mr. Gallagher were modified whereby the vesting attributable to 25% of the 50,000 share stock option grant made on January 20, 2010 was accelerated to the date of his resignation and the exercise period was extended to September 30, 2012. In addition, the vesting attributable to 25% of the 50,000 share restricted stock grant made on June 3, 2010 was accelerated to the date of his resignation. The remaining unvested equity awards were forfeited upon his resignation. Additional stock compensation expense of $6,000 was recognized in 2010 in connection with the modifications of these options.

        At the June 2009 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan and Marvin K. Kaiser) was granted an option under the 2004 Directors' Plan to purchase 50,000 shares of the Company's common stock at an exercise price of $1.49 per share.

        The following table summarizes stock options outstanding and changes during the year ended December 31, 2011:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2010	3,819,838	$2.70
Granted	66,668	$1.73
Exercised	(37,150)	$0.76
Canceled or forfeited	(864,125)	$3.10

Options outstanding at December 31, 2011	2,985,231	$2.59	5.13	$—

Options exercisable at December 31, 2011	2,749,397	$2.65	3.67	$—

        The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0, $2,976 and $0, respectively. Cash proceeds from options exercised during the years ended December 31, 2011, 2010 and 2001 was $28,234, $798, and $0, respectively.

        Stock options outstanding and currently exercisable at December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
Stock Option Plan	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise price	Number of Options Exercisable	Weighted Average Exercise Price
1995 Stock Incentive Plan	1,834,062	2.6	$1.31	1,834,062	$1.31
2004 Employee Incentive Plan	407,418	6.6	3.45	334,085	4.00
2004 Directors Plan	743,751	6.1	5.26	581,250	6.12

	2,985,231	4.0	$2.59	2,749,397	$2.65

        Total estimated unrecognized compensation cost from unvested stock options as of December 31, 2011 was approximately $231,000, which is expected to be recognized over a weighted average period of approximately 1 to 2 years.

        The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, the expected pre-vesting forfeiture rate and the expected option term (the amount of time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements through the measurement date of the stock option grant. Expected pre-vesting forfeitures were estimated based on actual historical pre-vesting forfeitures over the most recent periods ending December 31, 2011 for the expected option term. The expected option term was estimated based on historical averages over the most recent periods ending December 31, 2011. The exercise price for the options granted under the plans is the fair market value of the Common Stock on the date granted. The terms of the options are determined by the Board of Directors upon grant; however, no options may be exercised after a period of ten years.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2011: fair market value: $1.41, $1.28 and $0,76; expected volatility of 91%, 87% and 93%; and risk-free interest rate of 2.75%, 1.875% and 3.0%. An expected life of 7.69 years, 6.31 years and 5 years was used for the options granted. The weighted average fair value of the options granted in 2011 was $1.32.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2010: fair market value: $0.73, $0.70, $0.69 and $2.51; expected volatility of 144%, 147%, 103% and 89%; and risk-free interest rate of 4.25%, 4.75%, 3.75% and 3.125%. An expected life of 7.91 years, 7.27 years, 2 years and 6.32 years was used for the options granted. The weighted average fair value of the options granted in 2010 was $1.77.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2009: fair market value: $1.44, expected volatility of 143% and risk-free interest rate of 4.5%. An expected life of 8.01 years was used for the options granted. The weighted average fair value of the options granted in 2009 was $1.44.

Restricted Stock Plans

2007 Plan

        In 2007, the Board of Directors adopted and the shareholders approved the 2007 Restricted Stock Plan (the "2007 Plan"). The 2007 Plan permits the Company to make Restricted Stock grants of shares of Common Stock to management personnel and other key employees of the Company. Unless otherwise specified by the Committee, the term of the restricted period for any Restricted Stock grant under the 2007 Plan shall not be less than five years from the date of grant. Employee participants who receive Restricted Stock grants will have all of the rights of a stockholder, including the right to vote the shares of Restricted Stock that are the subject of the grant and the right to receive any regular cash dividends paid out of current earnings. The Company may issue an aggregate maximum of 1,500,000 shares of Common Stock under the 2007 Plan. At December 31, 2011, 450,853 shares were available for future grants under the 2007 Plan.

        In June 2011, the Company's Executive Chairman was granted 33,333 shares of restricted common stock of the Company at a value of $1.73 per share under the 2007 Plan. The restricted common stock vests ratably over 4 years.

        On January 4, and April 1, 2010, 65,820 and 73,751 shares of restricted stock were granted, respectively to executive officers of the Company in connection with a cash conservation plan for 2010. All of these shares were scheduled to vest one year from the date of grant. On November 12, 2010, 20,000 restricted shares granted to the CEO were cancelled.

        During 2009, a total of 426,243 shares of restricted stock were granted under the 2007 Plan to executive officers in connection with a cash conservation plan for 2009. All of these shares were scheduled to vest one year from the date of grant. On September 3, 2009 the vesting schedule with respect to the former CEO's 115,628 restricted shares was modified to provide for immediate vesting. The Company has recognized $110,000 of compensation cost for modification of the vesting schedule for these restricted shares.

        In September 2009, the Company hired Donald C. Ewigleben as the Company's President, CEO and COO. In connection with the hire, the Company granted Mr. Ewigleben a total of 400,000 restricted shares of the Company's common stock under the 2007 Plan. 100,000 of these shares vest on March 3, 2010; the remaining 300,000 shares vest 1/3 on each of September 3, 2010, 2011 and 2012. The vesting of the remaining 300,000 restricted shares is also subject to certain annual performance objectives as specified in Mr. Ewigleben's employment agreement. In connection with the 2010 and 2011 performance objectives, 20,000 and 16,667 restricted shares for Mr. Ewigleben were cancelled, respectively.

2004 Directors' Plan—Restricted Shares

        At the June 2011 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, and Marvin K. Kaiser) was granted restricted stock under the 2004 Directors' Plan to purchase 33,333 shares of the Company's common stock valued at $1.73 per share. The restricted common stock vest ratably over 4 years.

        At the June 2010 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, Marvin K. Kaiser and Robert M. Gallagher) was granted restricted stock under the 2004 Directors' Plan to purchase 50,000 shares of the Company's common stock valued at $0.53 per share. Upon the resignation of Mr. Gallagher in September 2010, 25% of the 50,000 share was vested on the date of his resignation. The remaining unvested equity awards were forfeited upon his resignation.

        The total estimated unrecognized compensation cost from the unvested restricted grants at December 31, 2011 was approximately $271,000, which is expected to be recognized over the weighted average vesting period of 1.5 years.

        A summary of the status of non-vested shares for the years ended December 31, 2011 and 2010, is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2009	70,000	$8.21
Granted	826,243	$0.85
Vested	(177,628)	$3.31

Non-vested at December 31, 2009	718,615	$0.96

Granted	339,571	$0.63
Vested	(505,115)	$0.87
Cancelled	(57,500)	$0.68

Non-vested at December 31, 2010	495,571	$0.86

Granted	133,332	$1.73
Vested	(279,071)	$0.85

Non-vested at December 31, 2011	349,832	$1.20

        Restricted stock grants are valued using the fair market value of the stock on the date of grant.

FEDERAL INCOME TAXES	12 Months Ended
Dec. 31, 2011
FEDERAL INCOME TAXES
FEDERAL INCOME TAXES

9. FEDERAL INCOME TAXES

        The deferred federal income tax asset (liability) consists of the following:

	December 31,
	2011	2010	2009
Property development costs—net of amortization	$10,399,000	$11,583,000	$13,018,000
Accelerated depreciation	(105,000)	(151,000)	(193,000)
Restoration reserves	(2,080,000)	(1,560,000)	(1,093,000)
Net operating loss carryforwards utilized	143,000	—	—
Net operating loss and percentage depletion carryforwards	39,496,000	34,766,000	29,621,000
Valuation allowance and other—net	(47,853,000)	(44,638,000)	(41,353,000)

Total deferred income tax asset (liability)	$—	$—	$—

        Major items causing the Company's tax provision to differ from the federal statutory rate of 34% were:

	For the Twelve Months Ended December 31,
	2011		2010		2009
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income
Pretax income (loss)	$(11,199,397)	—	$(10,354,567)	—	$(10,065,862)	—
Pretax income (loss) times statutory tax rate	(3,808,000)	34%	(3,521,000)	34%	(3,422,000)	34%
Increases (decreases) in taxes resulting from:
Change in valuation allowance	3,808,000	(34)%	3,521,000	(34)%	2,105,000	(21)%
Correction to deferred tax	—	—	—	—%	1,317,000	(13)%

Income tax benefit	$0	0%	$0	0%	$0	0%

        The Company also has available for regular federal income tax purposes at December 31, 2011 estimated net operating loss ("NOL") carryforwards of approximately $116,165,000, before limitations which expire primarily in 2012 through 2031, if not previously utilized. Following the issuance of the Company's Common Stock in 2001, use of the Company's NOL will be severely limited on an annual and aggregate basis. For this reason, and due to no expectation of profitable operations in the near future, the NOL has a full valuation allowance and is not shown as a deferred tax asset in the table above.

        The Company's tax years ended 2005 to 2010 remain open to examination for Federal tax purposes.

OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS
OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS

10. OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS

        Other long-term liabilities and deferred credits on the balance sheet consisted of:

	December 31,
	2011	2010
Reserve for future restoration and reclamation costs (Asset Retirement Obligations), net of current portion of $1,227,000 and $1,240,000 in 2011 and 2010, respectively. (Note 2)	$3,508,634	$3,804,057
Royalties payable	500,000	500,000

	$4,008,634	$4,304,057

        The following table shows the change in the balance of the restoration and reclamation liability (Asset Retirement Obligation) during the years ended December 31, 2011 and 2010:

	December 31,
	2011	2010
Reserve for future restoration and reclamation costs at January 1,	$5,043,645	$5,526,949
Changes in cash flow estimates	1,101,234	733,981
Costs incurred	(1,530,303)	(1,373,228)
Accretion expense	121,183	155,943

Reserve for future restoration and reclamation costs at December 31,	$4,735,759	$5,043,645

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

9.                                      COMMITMENTS AND CONTINGENCIES

The Company’s mining operations are subject to federal and state regulations for the protection of the environment, including water quality. These laws are constantly changing and generally becoming more restrictive. Future mine closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on its accrual for costs. The Company believes its operations are in compliance with current environmental regulations.

The Company is from time to time involved in various legal proceedings of a character normally incident to its business. Management does not believe that adverse decisions in any pending or threatened proceedings will have a material adverse effect on the Company’s financial condition or results of operations.

The Company has filed a registration statement under the Securities Act of 1933, as amended, to register the resale of the shares of its common stock issued in a May 2008 private placement. Such shares are subject to certain resale registration rights that would include penalties in the event the registration statement fails to remain effective. At March 31, 2012, the Company’s registration statement was and remains effective.

11. COMMITMENTS AND CONTINGENCIES

        The Company's mining operations are subject to federal and state regulations for the protection of the environment, including water quality. These laws are constantly changing and generally becoming more restrictive. The ongoing costs of complying with such regulations have not been significant to the Company's annual operating costs. Future mine closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on their accrual for costs. The Company believes its operations are in compliance with current environmental regulations.

        The Company is from time to time involved in various legal proceedings of a character normally incident to its business. Management believes it has meritorious defenses in all such proceedings and is not aware of any material adverse effect on the Company's financial condition or results of operations from such proceedings.

Registration Statement

        In connection with our May 2008 private placement, the Company executed a registration rights agreement pursuant to which the shares issued in the private placement were registered. The registration rights agreement provides for penalties in the event the registration statement fails to remain effective. At December 31, 2011, the Company's registration statement was and remains effective.

Compensation Agreements

        The Company has entered into Compensation Agreements with the Executive Officers of the Company, with the exception of the CEO/President/COO, that provide that, in the event of a change in control, such officers will have certain rights and benefits for a period of thirty-six months for the Executive Chairman of the Company and twenty-four months for the other officers, following such change in control. The Compensation Agreements provide that the executive's base salary payments shall be made on a monthly basis for the duration of the term and any incentive payments shall be paid annually until the obligation to make such payments expires. In September, 2009 the Company entered into a Compensation Agreement with the CEO/President/COO of the Company that provides that, in the event he terminates employment following a change in control he would be entitled to two years salary and bonus plus medical and dental benefits for up to 12 months. A change in control would also result in the immediate vesting of all unvested restricted shares of stock granted to him.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT
SUBSEQUENT EVENT

12. SUBSEQUENT EVENT

        In March 2012, the Company executed a merger agreement to acquire 100% of the equity capital (the "Transaction") of Neutron Energy, Inc. ("Neutron"). As part of the Transaction, Resource Capital Fund V L.P. ("RCF") has agreed to provide $20 million in funding to retire the majority of Neutron's outstanding debt owed to RMB Australia Holdings Limited ("RMB"). The remainder of Neutron debt owed to RMB will be converted into URI common stock, resulting in URI acquiring Neutron on a debt-free basis. The Transaction, which has been unanimously approved by the Boards of Directors of both URI and Neutron, is subject to shareholder approval of each company.

        URI has also entered into an investment agreement with RCF pursuant to which RCF will provide $10 million in funding to URI through the purchase of 10.3 million of the Company's common stock. This $10 million capital infusion was completed on March 9, 2012. A total of 37 million URI common shares will be issued for total consideration $38.1 million based on URI's closing stock on February 24, 2012 of $1.03 for the merger and the $10 million financing. Upon closing of the merger, URI, at its option, can receive an additional $5 million in RCF financing.

        Under the terms of the transaction, the Company has agreed to fund the operating and development budgets for Neutron, up to $4.5 million, prior to the closing of the transaction. Prior to the execution of the merger agreement the Company purchased certain assets and other licensing agreements from Neutron for $200,000.

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 9,907,372	$ 2,890,263
Receivables, net	404,247	123,336
Note receivable (Note 10)	917,457
Prepaid and other current assets	178,461	165,509
Total current assets	11,407,537	3,179,108
Property, plant and equipment, at cost:
Uranium properties	83,578,081	82,768,867
Other property, plant and equipment	966,586	868,454
Less-accumulated depreciation, depletion and impairment	(64,936,940)	(64,791,294)
Net property, plant and equipment	19,607,727	18,846,027
Long-term investment:
Certificates of deposit, restricted	9,416,268	9,379,794
Total assets	40,431,532	31,404,929
Current liabilities:
Accounts payable	1,859,823	1,148,812
Current portion of asset retirement obligations	1,139,840	1,227,125
Royalties and commissions payable	665,745	665,745
Accrued interest and other accrued liabilities	820,466	374,088
Current portion of capital leases	66,950	65,161
Total current liabilities	4,552,824	3,480,931
Asset retirement obligations	3,403,670	3,508,634
Other long-term deferred credits	500,000	500,000
Long-term capital leases, less current portion	36,644	54,071
Long-term debt, less current portion	450,000	450,000
Commitments and contingencies (Note 9)
Shareholders' equity:
Common stock, $.001 par value, shares authorized: 200,000,000; shares issued and outstanding (net of treasury shares): 2012-106,062,979; 2011-94,005,006	106,101	94,043
Paid-in capital	181,575,716	169,904,203
Accumulated deficit	(150,184,005)	(146,577,535)
Less: Treasury stock (38,125 shares), at cost	(9,418)	(9,418)
Total shareholders' equity	31,488,394	23,411,293
Total liabilities and shareholders' equity	$ 40,431,532	$ 31,404,929

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	106,062,979	94,005,006	92,430,306
Common stock, shares outstanding	106,062,979	94,005,006	92,430,306
Treasury stock, shares at cost	38,125	38,125	38,125

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cost of uranium sales:
Operating expenses	$ 220,408	$ 151,149
Accretion/amortization of restoration reserve	23,119	38,199
Depreciation and depletion	116,322	172,729
Impairment of uranium properties	268,923	305,914
Exploration expenses	26,715	91,898
Total cost of uranium sales	655,487	759,889
Loss from operations before corporate expenses	(655,487)	(759,889)
Corporate expenses:
General and administrative	3,013,136	2,298,991
Depreciation	31,884	34,879
Total corporate expenses	3,045,020	2,333,870
Loss from operations	(3,700,507)	(3,093,759)
Other income (expense):
Interest expense	(3,547)	(5,620)
Interest and other income, net	97,584	72,886
Net loss	$ (3,606,470)	$ (3,026,493)
Net loss per common share:
Basic (in dollars per share)	$ (0.04)	$ (0.03)
Diluted (in dollars per share)	$ (0.04)	$ (0.03)
Weighted average common shares and common equivalent shares:
Basic (in shares)	98,046,897	93,263,212
Diluted (in shares)	98,046,897	93,263,212

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,606,470)	$ (3,026,493)
Reconciliation of net loss to cash used in operations-
Accretion/amortization of restoration reserve	23,119	38,199
Depreciation and depletion	148,206	207,608
Impairment of uranium properties	268,923	305,914
Decrease in restoration and reclamation accrual	(430,185)	(361,903)
Stock compensation expense	192,818	373,847
Other non-cash items, net	609	2,289
Effect of changes in operating working capital items-
(Increase) decrease in receivables	(280,911)	45,246
(Increase) decrease in prepaid and other current assets	(12,952)	(92,986)
Increase (decrease) in payables, accrued liabilities and deferred credits	1,157,389	(1,012,947)
Net cash used in operating activities	(2,539,454)	(3,521,226)
Cash flows from investing activities:
Increase in certificates of deposit, restricted	(36,474)	(509,831)
Increase in notes receivable - Neutron credit and financing agreement (Note 10)	(917,457)
Additions to property, plant and equipment-
Net cash used in investing activities	(1,918,552)	(732,096)
Cash flows from financing activities:
Payments on borrowings	(15,638)	(23,507)
Issuance of common stock, net	11,490,753	27,345
Net cash provided by (used in) financing activities	11,475,115	3,838
Net increase (decrease) in cash and cash equivalents	7,017,109	(4,249,484)
Cash and cash equivalents, beginning of period	2,890,263	15,386,472
Cash and cash equivalents, end of period	9,907,372	11,136,988
Non-cash transactions:
Issuance of common stock in settlement of deferred compensation		697,027
Issuance (forfeiture) of restricted stock to employees	(16)	43
Kingsville Dome
Additions to property, plant and equipment-
Additions to property, plant and equipment	(87,232)	(17,748)
Vasquez
Additions to property, plant and equipment-
Additions to property, plant and equipment		(6,600)
Rosita/Rosita South
Additions to property, plant and equipment-
Additions to property, plant and equipment	(12,936)	(88,209)
Los Finados
Additions to property, plant and equipment-
Additions to property, plant and equipment		(85,236)
Churchrock
Additions to property, plant and equipment-
Additions to property, plant and equipment	(547,120)	(6,667)
Crownpoint/Section 13 Drilling
Additions to property, plant and equipment-
Additions to property, plant and equipment	(155,964)	(17,805)
Other property
Additions to property, plant and equipment-
Additions to property, plant and equipment	$ (161,369)

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.                                      BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Item 310(b) of Regulation S-K.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.  The accompanying statements should be read in conjunction with the audited financial statements included in the Company’s 2011 Annual Report on Form 10-K.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for any other period including the full year ending December 31, 2012.

DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
DESCRIPTION OF THE COMPANY
DESCRIPTION OF BUSINESS

2.                                      DESCRIPTION OF BUSINESS

Uranium Resources, Inc. (“URI”) was formed in 1977 and domesticated in Delaware in 1987. The Company is primarily engaged in the business of acquiring, exploring, developing and mining uranium properties, using the in situ recovery (“ISR”) or solution mining process. Historically, the primary customers of the Company have been major utilities who utilize nuclear power to generate electricity. At present the Company owns both developed and undeveloped uranium properties in South Texas and undeveloped uranium properties in New Mexico.

The Company resumed uranium production in 2004 at its Vasquez project, in 2006 at its Kingsville Dome project and in the 3rd quarter of 2008 at its Rosita project, each of such projects are located in South Texas. As a result of declining uranium market prices and high production costs, the Company ceased development of additional wellfields and curtailed production from its South Texas projects as existing production wellfields from each project were depleted. Production at our Vasquez and Rosita projects were shut down in the 4th quarter of 2008 and production was shut-in at the Kingsville Dome project in June 2009. The Vasquez project was mined out in 2008 and is now being restored. At the Kingsville Dome and Rosita projects, our production shut-in was done to conserve the in-place reserve base until higher prices can be realized.

Prior to resuming Vasquez production, the Company had been in production stand-by since the first quarter of 1999 at its Kingsville Dome and Rosita projects. Groundwater restoration and reclamation activities have been conducted at these two sites and are currently ongoing at the Kingsville Dome and Vasquez projects.  Groundwater restoration at Rosita project has been completed for the wellfields that have been depleted and are currently under the stabilization and monitoring phase of the restoration process.

1. DESCRIPTION OF THE COMPANY

        Uranium Resources, Inc. ("URI") was formed in 1977 and domesticated in Delaware in 1987. The Company is primarily engaged in the business of acquiring, exploring, developing and mining uranium properties, using the in situ recovery ("ISR") or solution mining process. Historically, the primary customers of the Company have been major utilities who utilize nuclear power to generate electricity. At present the Company owns both developed and undeveloped uranium properties in South Texas and undeveloped uranium properties in New Mexico.

        The Company resumed uranium production in 2004 at its Vasquez project, in 2006 at its Kingsville Dome project and in the 3rd quarter of 2008 at its Rosita project, each of such projects are located in South Texas. As a result of declining uranium market prices and high production costs, the Company ceased development of additional wellfields and curtailed production from its South Texas projects as existing production wellfields from each project were depleted. Production at our Vasquez and Rosita projects were shut down in the 4th quarter of 2008 and production was shut-in at the Kingsville Dome project in June 2009. The Vasquez project was mined out in 2008 and is now being restored. At the Kingsville Dome and Rosita projects, our production shut-in was done to conserve the in-place reserve base until higher prices can be realized.

        Prior to resuming Vasquez production, the Company had been in production stand-by since the first quarter of 1999 at its Kingsville Dome and Rosita projects. Groundwater restoration and reclamation activities have been conducted at these two sites and are currently ongoing at each of the Kingsville Dome, Vasquez and Rosita projects.

LIQUIDITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
LIQUIDITY
LIQUIDITY

3.                                      LIQUIDITY

As of March 31, 2012, the Company had $9.9 million in cash and our cash balance at April 30, 2012 was approximately $7.0 million.  The Company is not currently conducting uranium production activities and has no uranium inventory. The Company is not projecting any sales revenue and related cash inflows for 2012.

The Company raised $10 million on March 9, 2012 in a private placement with Resource Capital Fund V L.P. (“RCF”). In connection with the transaction we sold 10,259,567 shares of common stock at a price of $0.9747 per share. The capital raise was conducted as a part of an acquisition bid for all of the outstanding shares of Neutron Energy, Inc. See Note 10—“Merger and Financing Agreement with Neutron Energy” for a description of this financing and additional funding commitments made by RCF to the Company.

On October 28, 2011, the Company entered into an At-The-Market Sales Agreement with BTIG, LLC, allowing it to sell from time to time, its common shares having an aggregate offering price of up to $15.0 million, through an “at-the-market” equity offering program (“ATM Sales Agreement”).  The Company will pay BTIG a commission equal to 3.0% of the gross proceeds from the sale of any shares pursuant to the ATM Sales Agreement. Pursuant to a fee sharing agreement, BTIG will pay a portion of the commissions it receives from the Company in connection with the ATM Sales Agreement to Reedland Capital Partners, an Institutional Division of Financial West Group.  In January 2012, a total of 1,815,073 shares of common stock were sold under this program which raised net proceeds of approximately $1,519,000.  The Company has a total of $12.9 million available for future sales under the ATM Sales Agreement.

The financial statements of the Company have been prepared on the basis of accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The Company expects that its existing cash, the funding commitments from RCF and funding available under the ATM Sales Agreement will provide it the necessary liquidity for the next twelve months.

3. LIQUIDITY

        The Company had negative cash flow from operations of $10.4 million, $7.4 million and 5.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        We had $2.9 million in cash at December 31, 2011 and $15.4 million at December 31, 2010. As of December 31, 2009 the Company had sold its entire uranium inventory and as such, we are currently evaluating the opportunities for additional sales revenue and related cash inflows for the Company in 2012.

        The Company raised $10 million on March 9, 2012 in a private placement with Resource Capital Fund V L.P. ("RCF"). In connection with the transaction we sold 10,259,567 shares of common stock at a price of $0.9747 per share. The capital raise was conducted as a part of an acquisition bid for all of the outstanding shares of Neutron Energy, Inc. See (Note 12—"Subsequent Event") for a description of this financing and additional funding commitments made by RCF to the Company.

        On October 28, 2011, the Company entered into an At-The-Market Sales Agreement with BTIG, LLC, allowing it to sell from time to time, its common shares having an aggregate offering price of up to $15.0 million, through an "at-the-market" equity offering program ("ATM Sales Agreement"). The Company raised additional capital in November and December 2011 and in January 2012 through the sale of common stock under this program. During 2011, a total of 476,644 shares of common stock were sold which resulted in net proceeds of approximately $469,000 pursuant to the ATM Sales Agreement. In January 2012, a total of 1,815,073 shares of common stock were sold which raised net proceeds of approximately $1,519,000. The Company incurred approximately $144,000 in legal, accounting and other fees in connection with its shelf registration statement and the ATM Sales Agreement. The Company has a total of $12.9 million available for future sales under the ATM Sales Agreement.

        The Company expects that its existing cash, the funding commitments from RCF and funding available under the ATM Sales Agreement will provide it the necessary liquidity moving forward into 2013.

URANIUM PROPERTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
URANIUM PROPERTIES

4.                                      URANIUM PROPERTIES

Kingsville Dome Project

There was no uranium produced from Kingsville Dome in 2012 or 2011.  The primary activities undertaken at this project in the first quarter of 2012 and 2011 were for restoration, with $265,000 and $240,000 of costs being incurred in each quarter respectively for restoration work at this project.  Total capital expenditures for Kingsville Dome for the first quarter of 2012 was $87,000 and was related to plant construction and land and mineral lease payments. Total capital expenditures for Kingsville Dome for the first quarter of 2011 was $18,000 and was related to land and mineral lease payments.

Rosita

There was no uranium produced from Rosita in 2012 and 2011.  Groundwater restoration for the wellfields that have been depleted has been completed and the wellfields are currently under the stabilization and monitoring phase of the restoration process.  Total capital expenditures for Rosita for the first quarter of 2012 and 2011 was $14,000 and $88,000, respectively, and was related to land and mineral lease payments.

Vasquez Project

Production at the Vasquez project was shut-in during October 2008. The economically recoverable reserves from this project have been mined out.  The primary activities undertaken at this project in the first quarter of 2012 and 2011 were for restoration, with $165,000 and $122,000 in costs being incurred in each quarter respectively for restoration work at this project.  There were no capital expenditures for Vasquez for the first quarter of 2012.Capital expenditures for Vasquez for the first quarter of 2011 were $6,600 and were primarily for land and mineral lease payments.

Los Finados Project

The exploration rights to the Los Finados project were acquired in December 2010. Evaluation of the uranium mineralization of this property began in the second quarter of 2011 and may continue for up to three years.

In November 2011, the Company and Cameco announced its intent to move forward with Phase II exploration program on Los Finados Project. The second phase of drilling began in December 2011 and is expected to be completed by the end of November 2012. URI has committed an additional $1.5 million in exploration activities during the twelve-month period ended November 30, 2012, in order to maintain the option to lease the property. Under Phase II of the agreement with URI, Cameco will fund $1.0 million toward those exploration activities and will earn an additional 10% interest in Los Finados, raising its interest in the project to 50%.

The timing for the Company’s decision to continue exploration under phase three of the program is November 30, 2012.  Investment or drilling in excess of the minimum requirement in any year counts toward the following year’s requirements.  Cameco may elect to fund the entire $1.5 million by moving into Phase III of the program. At March 31, 2012, the Company has incurred and billed approximately $500,000 in costs to Cameco under Phase II of the agreement.

At the conclusion of the exploration program, the parties may enter into an operating joint venture to develop and produce any discovered uranium resources and reserves.  The uranium would be processed at URI’s Kingsville Dome or Rosita processing facility, with Cameco’s share of production being processed under a toll processing agreement with URI.

Impairment of Uranium Properties

At March 31, 2012, we determined the carrying value of our project assets at each of our South Texas production locations exceeded their fair value.  A decline in the market price of uranium and an increase in the estimated costs for each of our South Texas projects resulted in a decrease in the estimated future cash flow to be generated from each site.  Such determination resulted in an impairment provision of approximately $269,000 and $306,000 for the first quarters of 2012 and 2011, respectively.

The impairment provision for the first quarters of 2012 and 2011, respectively were $168,000 and $151,000 related to Kingsville Dome, $87,000 and $67,000 related to Vasquez and $14,000 and $88,000 for Rosita.  The net carrying values of the Kingsville Dome, Rosita and Vasquez projects are approximately $5.0 million, $4.9 million and $445,000 at March 31, 2012.

4. PROPERTY, PLANT AND EQUIPMENT

	Property, Plant and Equipment Balances (net) At December 31,
	2011	2010
Uranium plant	$9,139,000	$9,241,000
Permits and licenses	2,714,000	2,663,000
Mineral rights	2,711,000	2,877,000
Evaluation and delineation	2,460,000	2,460,000
Vehicles/depreciable equipment	1,405,000	1,702,000
Wellfield development	131,000	115,000
Other uranium properties	193,000	354,000
Other property, plant and equipment	93,000	200,000

Total	$18,846,000	$19,612,000

Uranium Properties

Impairment of Uranium Properties

        The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected uranium prices, production levels and operating costs of production and capital, based upon the projected remaining future uranium production from each project. The Company's estimates of future cash flows are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, uranium prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

        At December 31, 2011, we determined the carrying value of our project assets at each of our South Texas production locations exceeded their fair value. A decline in the current and projected market price of uranium and an increase in the estimated production costs for each of our South Texas projects resulted in a decrease in the estimated future cash flow to be generated from each site. Such determination resulted in an impairment provision of approximately $1,460,000 for the year. The impairment provision for 2011 was approximately $851,000 for the Kingsville Dome project, $126,000 for the Rosita project and $483,000 for the Vasquez project. The impairment provision recorded in 2010 was approximately $961,000 and included approximately $590,000 million for the Kingsville Dome project, $58,000 for the Rosita project and $313,000 for the Vasquez project.

Kingsville Dome Property

        The Kingsville Dome property consists of mineral leases from private landowners on about 2,434 gross and 2,227 net acres located in central Kleberg County, Texas. The leases provide for royalties based upon a percentage of uranium sales of 6.25% to 9.375%. The leases have expiration dates ranging from 2000 to 2007, however we hold most of these leases by production; and with a few minor exceptions, all the leases contain clauses that permit us to extend the leases not held by production by payment of an annual per acre royalty ranging from $10 to $30. We have paid such royalties on all material acreage.

        The net carrying value of the property was approximately $5,039,000 at December 31, 2011. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,178,000), and restoration and other equipment ($861,000). The net carrying value of the property was approximately $5,355,000 at December 31, 2010. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,285,000) and restoration and other equipment ($1,070,000).

Vasquez Property

        The Company has a mineral lease on 872 gross and net acres located in southwestern Duval County, in South Texas. The primary term expired in February 2008; however we hold the lease by production and reclamation activities. The lease provides for royalties based upon 6.25% of uranium sales below $25.00 per pound and royalty rate increases on a sliding scale up to 10.25% for uranium sales occurring at or above $40.00 per pound.

        The net carrying value of the property was approximately $454,000 at December 31, 2011. Such assets consisted of plant buildings/uranium processing/drying facilities ($154,000) and restoration and other equipment ($300,000). The net carrying value of the property was approximately $493,000 at December 31, 2010. Such assets consisted of plant buildings/uranium processing/drying facilities ($154,000) and restoration and other equipment ($339,000).

Rosita Property

        The Rosita property consists of mineral leases from private landowners on about 3,377 gross and net acres located in north-central Duval County, Texas. The leases provide for sliding scale royalties based on a percentage of uranium sales. Royalty percentages on average increase from 6.25% up to 18.25% when uranium prices reach $80.00 per pound. The leases have expiration dates ranging from 2012 to 2015. We are holding these leases by payment of rentals ranging from $10 to $30 per acre.

        The net carrying value of the Rosita property at December 31, 2011 was approximately $4,933,000. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,800,000) and restoration and other equipment of ($133,000). The net carrying value of the Rosita property at December 31, 2010 was approximately $5,003,000. Such assets consisted of plant buildings/uranium processing/drying facilities ($4,801,000) and restoration and other equipment of ($202,000).

Rosita South Property

        The Rosita South property consists of mineral leases from private land owners on about 1,795 gross acres and 1,479 net acres located in Duval County near its Rosita property.

        The net carrying value of the property at December 31, 2011 was approximately $2,785,000. Such assets consisted of mineral rights ($589,000), evaluation costs ($2,022,000) and permits/licenses ($174,000). The net carrying value of the property at December 31, 2010 was approximately $2,744,000. Such assets consisted of mineral rights ($548,000), evaluation costs ($2,022,000) and permits/licenses ($174,000).

Los Finados Project

        The Los Finados Project consists of an exploration lease from private land owners on about 53,524 gross acres located in Kenedy County near its Kingsville Dome property. The exploration rights to the Los Finados project were acquired in December 2010. Evaluation of the uranium mineralization of this property began in the second quarter of 2011 and may continue for up to three years. The lease option agreement included a $1 million fee paid at signing. The lease option includes a three phase exploration program that requires a minimum exploration obligation of one hundred exploration wells or $1.0 million investment in the first year, an additional two hundred exploration wells or $1.5 million investment in the second year and, in the third year, an additional two hundred exploration wells or $2.0 million investment. The Company made the decision to continue phase two of the exploration program in November 2011. The timing for the Company's decision to continue exploration under phase three of the program is November 30, 2012. Investment or drilling in excess of the minimum requirement in any year counts toward the following year's requirements.

        In May 2011, the Company entered into an exploration agreement with Cameco Texas, Inc. ("CTI"), a subsidiary of Cameco (NYSE: CCJ) on the Los Finados project. The agreement with CTI also includes a three phase exploration program. Phase I of the program was completed in November, 2011 and following Phase I, the decision was made to continue onto Phase II. Under this agreement, CTI will fund the majority of the exploration costs and can earn up to a 70% interest in the project in consideration for their investment. Upon execution of the exploration agreement, CTI paid the Company $300,000. For the year ended December 31, 2011, the Company has incurred and billed approximately $1.2 million in costs to CTI under the exploration agreement.

        At the conclusion of the exploration program, the parties may enter into an operating joint venture to develop and produce any discovered uranium resources and reserves. The uranium would be processed at URI's Kingsville Dome or Rosita processing facility, with CTI's share of production being processed under a toll processing agreement with URI.

        Capital expenditures for 2011 totaled approximately $88,000 and were related to land acquisition and depreciable equipment. Such expenditures were offset by the $300,000 payment received by CTI in connection with the execution of the exploration agreement. The net carrying value of the property at December 31, 2011 was approximately $949,000. Such assets consisted of the acquisition costs to obtain the mineral rights to the property ($919,000) and permits/licenses ($30,000). The net carrying value of the property at December 31, 2010 was approximately $1,169,000. Such assets consisted entirely of the acquisition costs to obtain the mineral rights to the property.

Churchrock Properties

        The Churchrock project encompasses about 3,458 gross and net acres. The properties are located in McKinley County, New Mexico and consist of three parcels, known as Section 8, Section 17 and Mancos. None of these parcels lies within the area generally recognized as constituting the Navajo Reservation. We own the mineral estate in fee for both Section 17 and the Mancos properties. We own patented mining claims on Section 8.

        The surface estate on Section 17 is owned by the United States Government and held in trust for the Navajo Nation. We have royalty obligations ranging from 5% to 6 1/4% and a 2% overriding royalty obligation to the Navajo Nation for surface use agreements.

        Permitting activities are currently ongoing on both of these properties. The net carrying value of these properties was $2,152,000 and $2,094,000 at December 31, 2011 and 2010, respectively and the assets consisted of mineral rights and permitting/licensing costs.

Crownpoint Property

        The Crownpoint properties are located in the San Juan Basin, 22 miles northeast of our Churchrock deposits and 35 miles northeast of Gallup, New Mexico, adjacent to the town of Crownpoint. The Properties consist of 640 gross and 556 net acres.

        The net carrying value of these properties was $883,000 and $885,000 at December 31, 2011 and 2010, respectively, and consisted primarily of mineral rights, permits/licenses and plant buildings and equipment.

West Largo and Roca Honda

        In March 1997, we acquired the fee interest in 177,000 acres in northwestern New Mexico. Several significant occurrences of uranium mineralization are known to be within this acreage, including a uranium mineralized property called the West Largo and a uranium mineralized property called Roca Honda.

        The West Largo property is about 21 miles north of the town of Milan and about 1.5 miles west of State Highway 509 in McKinley County, New Mexico. The property lies about 3 miles to the northwest of the Ambrosia Lake District, a major producer of uranium by means of underground operations from the late 1950s to the early 1980s.

        The Roca Honda property lies about 4 miles northwest of the town of San Mateo in McKinley County, New Mexico. We also own 36 unpatented mining claims encompassing approximately 640 acres that are adjacent to the fee land. The net carrying value of the properties was $415,000 and $398,000 at December 31, 2011 and 2010, respectively.

STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK BASED COMPENSATION

5.                                      STOCK BASED COMPENSATION

Our stock based compensation programs consist of stock option and restricted stock grants made to employees and directors.

Stock Compensation Expense

Stock compensation expense for the three months March 31, 2012 and 2011 was $193,000 and $374,000, respectively. Stock compensation expense is recorded as a component of general and administrative expenses for each period. The Company did not recognize a tax benefit from the stock compensation expense because the Company considers it is more likely than not that the related deferred tax assets, which have been reduced by a full valuation allowance, will not be realized.

A total of 100,571 shares of restricted stock were granted on March 30, 2012 to the President/CEO.  This grant was made in connection with 2011 performance criteria in accordance with his employment agreement.  The Company recognized stock compensation expense for the restricted share grants of $92,000 in the first quarter of 2012 in connection with this issuance.

A total of 56,700 shares of restricted stock were granted on March 30, 2012 to the four executive officers.  This grant was made in connection with 2011 performance criteria in accordance with the Company’s Long Term Incentive Plan.  The Company recognized stock compensation expense for the restricted share grants of $39,000 in the first quarter of 2012 in connection with this issuance.

A total of 42,553 shares of restricted stock were issued on January 3, 2011 to the President/CEO.  This grant was made in connection with 2011 performance criteria in accordance with his employment agreement.  The Company recognized stock compensation expense for the restricted share grants of $140,000 in the first quarter of 2011 in connection with this issuance.

The total estimated unrecognized compensation cost from the unvested stock options and restricted grants at March 31, 2012 was approximately $440,000, which is expected to be recognized over the weighted average vesting period of the individual grants which range from 1-3 years.

Stock Options for the Three Months Ended March 31, 2012

The following table summarizes stock options outstanding and changes during the three month period ended March 31, 2012:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term —in years	Aggregate Intrinsic Value

Options outstanding at January 1, 2012	2,985,231	$2.59
Granted	—	—
Exercised	—	—
Canceled or forfeited	—	—
Options outstanding at March 31, 2012	2,985,231	$2.59	3.8	$17,000

Options exercisable at March 31, 2012	2,749,397	$2.65	3.4	$7,000

Shares available for grant under the Stock Option Plans as of March 31, 2012 were 2,564,291.

Stock options outstanding and currently exercisable at March 31, 2012 are as follows:

	Options Outstanding			Options Exercisable
Stock Option Plan	Number of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise price	Number of Options Exercisable	Weighted Average Exercise Price
		(in years)
1995 Stock Incentive Plan	1,834,062	2.4	$1.31	1,834,062	$1.31
2004 Stock Incentive Plan	407,418	6.3	3.45	334,085	4.00
2004 Directors’ Plan	743,751	5.9	5.26	581,250	6.12
	2,985,231	3.8	$2.59	2,749,397	$2.65

8. STOCK-BASED COMPENSATION PLANS

        Our stock based compensation programs consist of stock options granted to employees and directors and restricted stock grants made to employees. Stock compensation expense for the year ended December 31, 2011, 2010 and 2009 of $884,000, $1,032,000 and $1,258,000, respectively, was recorded to general and administrative expenses. The Company has not recognized a tax benefit from the stock compensation expense because the Company considers it is more likely than not that the related deferred tax assets, which have been reduced by a full valuation allowance, will not be realized.

Stock Options

Employee Stock Options

        The Company has two stock Incentive Plans for Employees, both of which were approved by the Company's shareholders.

        Under the 1995 Stock Incentive Plan (the "1995 Plan") all available and outstanding options have been granted and are currently exercisable. Under the Company's 2004 Stock Incentive Plan (the "2004 Plan") a total of 1,750,000 shares may be issued upon exercise of options granted under the 2004 Plan. Employee stock options generally vest ratably over a 3 or 4 year time frame and have a contractual term of 10 years. At December 31, 2011, 1,208,041 shares were available for future grants under the 2004 Plan.

        In June 2011, the Company's Executive Chairman was granted options under the 2004 Plan to purchase a total of 16,667 shares of common stock at an exercise price of $1.73 per share. The stock option grant shares vest ratably over 4 years.

        In April 2010, three employees and one officer of the Company were granted options under the 2004 Plan to purchase a total of 85,000 shares of the Company's common stock at an exercise price of $0.73 per share. These options vest ratably over 3 years.

        In December 2010, four officers of the Company were granted options under the 2004 Plan to purchase a total of 95,000 shares of the Company's common stock at an exercise price of $3.29 per share. These options vest over one year.

        On September 3, 2009, in connection with the resignation of David N. Clark as President and CEO, the Company and Mr. Clark entered into an agreement which extended to September 3, 2011 the termination date for the stock options previously granted to Mr. Clark and the immediate vesting of 12,500 previously granted stock options scheduled to vest in June 2010. The Company recognized $260,000 of stock compensation expense in the third quarter of 2009 in connection with the modification of these stock options.

2004 Directors' Plan—Options

        On June 2, 2004 the Company adopted the 2004 Directors' Stock Option Plan (the "2004 Directors' Plan"). Under the 2004 Directors' Plan, each non-employee director on the date the Plan was adopted was granted an option to purchase 75,000 shares of Common Stock. Each non-employee Director elected or appointed to the Board of Directors for the first time will be granted an option to purchase 25,000 shares of Common Stock and, each Non-Employee Director shall be granted an option to purchase 25,000 shares either, (a) upon his or her reelection at an annual meeting of the Company's stockholders or (b) in any calendar year in which an annual meeting of shareholders is not held, on June 1 of such year.

        In June 2006, the Directors' Stock Option Plan was amended to increase the initial grants and the annual re-election grants to non-employee Directors to 50,000 shares of Common Stock. The 2004 Directors' Plan replaces an earlier plan that expired in 2004. None of such options remains outstanding at December 31, 2011.

        In June 2010, the Directors' Stock Option Plan was amended and restated ("Amended 2004 Directors' Plan") to allow for the directors to be issued stock options or restricted common shares as determined by the Company and increased the available shares to be granted to 2,500,000 shares. At December 31, 2011, 1,356,250 shares were available for future grants under the Amended 2004 Directors' Plan.

        At the June 2011 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, and Marvin K. Kaiser) was granted options under the Amended 2004 Directors' Plan to purchase 50,001 shares of the Company's common stock at an exercise price of $1.73 per share. The stock option grant shares vest ratably over 4 years.

        In January 2010, Robert M. Gallagher, a non-employee director, was granted options under the 2004 Directors' Plan to purchase 50,000 shares of the Company's Common Stock at an exercise price of $0.76 per share. Effective September 30, 2010, Robert M. Gallagher resigned as a member of the Board of Directors.

        In connection with this change, the terms of the equity awards granted to Mr. Gallagher were modified whereby the vesting attributable to 25% of the 50,000 share stock option grant made on January 20, 2010 was accelerated to the date of his resignation and the exercise period was extended to September 30, 2012. In addition, the vesting attributable to 25% of the 50,000 share restricted stock grant made on June 3, 2010 was accelerated to the date of his resignation. The remaining unvested equity awards were forfeited upon his resignation. Additional stock compensation expense of $6,000 was recognized in 2010 in connection with the modifications of these options.

        At the June 2009 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan and Marvin K. Kaiser) was granted an option under the 2004 Directors' Plan to purchase 50,000 shares of the Company's common stock at an exercise price of $1.49 per share.

        The following table summarizes stock options outstanding and changes during the year ended December 31, 2011:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2010	3,819,838	$2.70
Granted	66,668	$1.73
Exercised	(37,150)	$0.76
Canceled or forfeited	(864,125)	$3.10

Options outstanding at December 31, 2011	2,985,231	$2.59	5.13	$—

Options exercisable at December 31, 2011	2,749,397	$2.65	3.67	$—

        The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0, $2,976 and $0, respectively. Cash proceeds from options exercised during the years ended December 31, 2011, 2010 and 2001 was $28,234, $798, and $0, respectively.

        Stock options outstanding and currently exercisable at December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
Stock Option Plan	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise price	Number of Options Exercisable	Weighted Average Exercise Price
1995 Stock Incentive Plan	1,834,062	2.6	$1.31	1,834,062	$1.31
2004 Employee Incentive Plan	407,418	6.6	3.45	334,085	4.00
2004 Directors Plan	743,751	6.1	5.26	581,250	6.12

	2,985,231	4.0	$2.59	2,749,397	$2.65

        Total estimated unrecognized compensation cost from unvested stock options as of December 31, 2011 was approximately $231,000, which is expected to be recognized over a weighted average period of approximately 1 to 2 years.

        The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, the expected pre-vesting forfeiture rate and the expected option term (the amount of time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements through the measurement date of the stock option grant. Expected pre-vesting forfeitures were estimated based on actual historical pre-vesting forfeitures over the most recent periods ending December 31, 2011 for the expected option term. The expected option term was estimated based on historical averages over the most recent periods ending December 31, 2011. The exercise price for the options granted under the plans is the fair market value of the Common Stock on the date granted. The terms of the options are determined by the Board of Directors upon grant; however, no options may be exercised after a period of ten years.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2011: fair market value: $1.41, $1.28 and $0,76; expected volatility of 91%, 87% and 93%; and risk-free interest rate of 2.75%, 1.875% and 3.0%. An expected life of 7.69 years, 6.31 years and 5 years was used for the options granted. The weighted average fair value of the options granted in 2011 was $1.32.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2010: fair market value: $0.73, $0.70, $0.69 and $2.51; expected volatility of 144%, 147%, 103% and 89%; and risk-free interest rate of 4.25%, 4.75%, 3.75% and 3.125%. An expected life of 7.91 years, 7.27 years, 2 years and 6.32 years was used for the options granted. The weighted average fair value of the options granted in 2010 was $1.77.

        Using the Black-Scholes option pricing model, the weighted average assumptions for grants in 2009: fair market value: $1.44, expected volatility of 143% and risk-free interest rate of 4.5%. An expected life of 8.01 years was used for the options granted. The weighted average fair value of the options granted in 2009 was $1.44.

Restricted Stock Plans

2007 Plan

        In 2007, the Board of Directors adopted and the shareholders approved the 2007 Restricted Stock Plan (the "2007 Plan"). The 2007 Plan permits the Company to make Restricted Stock grants of shares of Common Stock to management personnel and other key employees of the Company. Unless otherwise specified by the Committee, the term of the restricted period for any Restricted Stock grant under the 2007 Plan shall not be less than five years from the date of grant. Employee participants who receive Restricted Stock grants will have all of the rights of a stockholder, including the right to vote the shares of Restricted Stock that are the subject of the grant and the right to receive any regular cash dividends paid out of current earnings. The Company may issue an aggregate maximum of 1,500,000 shares of Common Stock under the 2007 Plan. At December 31, 2011, 450,853 shares were available for future grants under the 2007 Plan.

        In June 2011, the Company's Executive Chairman was granted 33,333 shares of restricted common stock of the Company at a value of $1.73 per share under the 2007 Plan. The restricted common stock vests ratably over 4 years.

        On January 4, and April 1, 2010, 65,820 and 73,751 shares of restricted stock were granted, respectively to executive officers of the Company in connection with a cash conservation plan for 2010. All of these shares were scheduled to vest one year from the date of grant. On November 12, 2010, 20,000 restricted shares granted to the CEO were cancelled.

        During 2009, a total of 426,243 shares of restricted stock were granted under the 2007 Plan to executive officers in connection with a cash conservation plan for 2009. All of these shares were scheduled to vest one year from the date of grant. On September 3, 2009 the vesting schedule with respect to the former CEO's 115,628 restricted shares was modified to provide for immediate vesting. The Company has recognized $110,000 of compensation cost for modification of the vesting schedule for these restricted shares.

        In September 2009, the Company hired Donald C. Ewigleben as the Company's President, CEO and COO. In connection with the hire, the Company granted Mr. Ewigleben a total of 400,000 restricted shares of the Company's common stock under the 2007 Plan. 100,000 of these shares vest on March 3, 2010; the remaining 300,000 shares vest 1/3 on each of September 3, 2010, 2011 and 2012. The vesting of the remaining 300,000 restricted shares is also subject to certain annual performance objectives as specified in Mr. Ewigleben's employment agreement. In connection with the 2010 and 2011 performance objectives, 20,000 and 16,667 restricted shares for Mr. Ewigleben were cancelled, respectively.

2004 Directors' Plan—Restricted Shares

        At the June 2011 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, and Marvin K. Kaiser) was granted restricted stock under the 2004 Directors' Plan to purchase 33,333 shares of the Company's common stock valued at $1.73 per share. The restricted common stock vest ratably over 4 years.

        At the June 2010 annual meeting of the stockholders, each of the non-employee directors of the Company (Leland O. Erdahl, Terence J. Cryan, Marvin K. Kaiser and Robert M. Gallagher) was granted restricted stock under the 2004 Directors' Plan to purchase 50,000 shares of the Company's common stock valued at $0.53 per share. Upon the resignation of Mr. Gallagher in September 2010, 25% of the 50,000 share was vested on the date of his resignation. The remaining unvested equity awards were forfeited upon his resignation.

        The total estimated unrecognized compensation cost from the unvested restricted grants at December 31, 2011 was approximately $271,000, which is expected to be recognized over the weighted average vesting period of 1.5 years.

        A summary of the status of non-vested shares for the years ended December 31, 2011 and 2010, is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2009	70,000	$8.21
Granted	826,243	$0.85
Vested	(177,628)	$3.31

Non-vested at December 31, 2009	718,615	$0.96

Granted	339,571	$0.63
Vested	(505,115)	$0.87
Cancelled	(57,500)	$0.68

Non-vested at December 31, 2010	495,571	$0.86

Granted	133,332	$1.73
Vested	(279,071)	$0.85

Non-vested at December 31, 2011	349,832	$1.20

        Restricted stock grants are valued using the fair market value of the stock on the date of grant.

ASSET RETIREMENT OBLIGATIONS	3 Months Ended
Mar. 31, 2012
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

6.                                      ASSET RETIREMENT OBLIGATIONS

The following table shows the change in the balance of the restoration and reclamation liability during the three months ended March 31, 2012:

Reserve for future restoration and reclamation costs beginning of period	$4,735,759
Additions and changes in cash flow estimates	214,817
Costs incurred	(430,185)
Accretion expense	23,119
Reserve for future restoration and reclamation costs at end of period	$4,543,510

SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7.                                      SHAREHOLDERS’ EQUITY

The following table details the changes in shareholders equity for the quarter ended March 31, 2012:

	Common Stock		Paid-In	Accumulated
	Shares	Amount	Capital	Deficit	Treasury Stock
Balances, December 31, 2011	94,005,006	$94,043	$169,904,203	$(146,577,535)	$(9,418)
Net loss	—	—	—	(3,606,470)	—
Stock compensation expense	—	—	192,818	—	—
Common stock issuance	12,074,640	12,074	11,478,679	—	—
Common stock issued for option exercise	—	—	—	—	—
Restricted stock forfeiture	(16,667)	(16)	16	—	—
Balances, March 31, 2012	106,062,979	$106,101	$181,575,716	$(150,184,005)	$(9,418)

See Note 5 — Stock Based Compensation, for further discussion of stock compensation expense and restricted stock issuance.

7. SHAREHOLDERS' EQUITY

Equity Infusion—ATM Sales

        On October 31, 2011, the Company, entered into an ATM Sales Agreement with BTIG, pursuant to which the Company may sell from time to time, shares of its common stock through an "at-the-market" share offering program under its currently effective registration statement on Form S-3. The Company may sell up to $15,000,000 in aggregate offering price of its common stock through BTIG, acting as sales agent. On October 31, 2011, the Company filed a prospectus supplement with the Securities and Exchange Commission in connection with the offering. The Company will pay BTIG a commission equal to 3.0% of the gross proceeds from the sale of any shares pursuant to the ATM Sales Agreement. The Company raised additional capital in November and December 2011through the ATM Sales Agreement. Under the transactions, a total of 476,644 shares of common stock were sold with net proceeds of approximately $325,000.

Equity Infusion—Public Offering

        The Company raised additional capital in June and July 2010 through an underwritten public offering. Under the transactions, a total of 27,142,830 shares of common stock were sold in the offering with net proceeds of approximately $10.2 million, after deducting underwriting discounts and commissions and estimated offering expenses.

        The Company raised additional capital in November 2010 through an underwritten public offering. Under the transaction, a total of 8,222,500 shares of common stock were sold in the offering with net proceeds of approximately $8.9 million, after deducting underwriting discounts and commissions.

Deferred Compensation

        The Company has a 1999 Deferred Compensation Plan (the "1999 Plan") and Deferred Compensation Plans for 2000-2001, 2002, 2003 and 2004 (the "2000-2004 Plans") whereby executive officers and directors were permitted to defer up to 100% of their compensation for the years 1999-2004. The participants elected to receive the deferred amount in shares of our Common Stock valued at $0.80 per share. In December 2005, the 1999 Plan and the 2000-2004 Plans were amended, extending the election of the participants under the plans to receive their deferred compensation until January 11, 2011. On January 11, 2011 the participants elected to receive restricted stock totaling 885,021 shares in lieu of the cash due under the deferred compensation plans.

Warrants

        In connection with the May 2008 equity infusion, the Company issued warrants to purchase 988,771 additional shares of common stock at a price of $5.78 per share. These warrants expire in May 2013 and are outstanding and exercisable as of December 31, 2011.

EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

8.                                      EARNINGS PER SHARE

Basic earnings per share includes no dilution and is computed by dividing income or loss attributed to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if stock options were exercised or converted into common stock.  Potentially dilutive shares of 3,974,002 were excluded from the calculation of earning per share because they were anti-dilutive due to our net loss position for the quarter ended March 31, 2012.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

9.                                      COMMITMENTS AND CONTINGENCIES

The Company’s mining operations are subject to federal and state regulations for the protection of the environment, including water quality. These laws are constantly changing and generally becoming more restrictive. Future mine closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on its accrual for costs. The Company believes its operations are in compliance with current environmental regulations.

The Company is from time to time involved in various legal proceedings of a character normally incident to its business. Management does not believe that adverse decisions in any pending or threatened proceedings will have a material adverse effect on the Company’s financial condition or results of operations.

The Company has filed a registration statement under the Securities Act of 1933, as amended, to register the resale of the shares of its common stock issued in a May 2008 private placement. Such shares are subject to certain resale registration rights that would include penalties in the event the registration statement fails to remain effective. At March 31, 2012, the Company’s registration statement was and remains effective.

11. COMMITMENTS AND CONTINGENCIES

        The Company's mining operations are subject to federal and state regulations for the protection of the environment, including water quality. These laws are constantly changing and generally becoming more restrictive. The ongoing costs of complying with such regulations have not been significant to the Company's annual operating costs. Future mine closure and reclamation costs are provided for as each pound of uranium is produced on a unit-of-production basis. The Company reviews its reclamation obligations each year and determines the appropriate unit charge. The Company also evaluates the status of current environmental laws and their potential impact on their accrual for costs. The Company believes its operations are in compliance with current environmental regulations.

        The Company is from time to time involved in various legal proceedings of a character normally incident to its business. Management believes it has meritorious defenses in all such proceedings and is not aware of any material adverse effect on the Company's financial condition or results of operations from such proceedings.

Registration Statement

        In connection with our May 2008 private placement, the Company executed a registration rights agreement pursuant to which the shares issued in the private placement were registered. The registration rights agreement provides for penalties in the event the registration statement fails to remain effective. At December 31, 2011, the Company's registration statement was and remains effective.

Compensation Agreements

        The Company has entered into Compensation Agreements with the Executive Officers of the Company, with the exception of the CEO/President/COO, that provide that, in the event of a change in control, such officers will have certain rights and benefits for a period of thirty-six months for the Executive Chairman of the Company and twenty-four months for the other officers, following such change in control. The Compensation Agreements provide that the executive's base salary payments shall be made on a monthly basis for the duration of the term and any incentive payments shall be paid annually until the obligation to make such payments expires. In September, 2009 the Company entered into a Compensation Agreement with the CEO/President/COO of the Company that provides that, in the event he terminates employment following a change in control he would be entitled to two years salary and bonus plus medical and dental benefits for up to 12 months. A change in control would also result in the immediate vesting of all unvested restricted shares of stock granted to him.

MERGER AND FINANCING AGREEMENT WITH NEUTRON ENERGY	3 Months Ended
Mar. 31, 2012
MERGER AND FINANCING AGREEMENT WITH NEUTRON ENERGY
MERGER AND FINANCING AGREEMENT WITH NEUTRON ENERGY

10.                               MERGER AND FINANCING AGREEMENT WITH NEUTRON ENERGY

In March 2012, the Company executed a merger agreement to acquire 100% of the equity (the “Transaction”) of Neutron Energy, Inc. (“Neutron”). As part of the Transaction, Resource Capital Fund V L.P. (“RCF”) has agreed to provide $20 million in funding to retire the majority of Neutron’s outstanding debt owed to RMB Australia Holdings Limited (“RMB”). The remainder of Neutron debt owed to RMB will be converted into URI common stock, resulting in URI acquiring Neutron on a debt-free basis. The Transaction, which has been unanimously approved by the Boards of Directors of both URI and Neutron, is subject to shareholder approval of each company.

In connection with the Transaction, URI has also entered into an investment agreement with RCF pursuant to which RCF provided $10 million in funding to URI through the purchase of 10.3 million shares of the Company’s common stock. This $10 million capital infusion was completed on March 9, 2012. Upon closing of the Transaction, URI, at its option, can receive an additional $5 million in financing from RCF through the sale of additional shares of the Company’s common stock.

Under the terms of a credit and funding agreement, the Company has agreed to fund the operating and development budgets for Neutron, up to $4.5 million prior to the closing of the Transaction. In connection with the credit and funding agreement, the Company and Neutron entered into a pledge and security agreement pursuant to which the Company has acquired a security interest in all personal property and fixtures of Neutron to secure the loans provided pursuant to the credit and funding Agreement.  Pursuant to an intercreditor agreement among the Company, Neutron, RMB and certain other parties, the Company and RMB have agreed to share (in the event the Transaction is not consummated and the Company’s and RMB’s loans to Neutron are foreclosed) in the collective collateral securing RMB’s existing approximately $28 million loan to Neutron and the Company’s up to $4.5 million loan.   RMB and the Company would share in the proceeds of any foreclosure on a pari passu basis.  The Company has agreed that it may not institute foreclosure proceedings without the consent of RMB until the passage of 180 days.  At March 31, 2012 the Company had provided $917,000 to Neutron under the terms of the credit and funding agreement with such funding recorded as a note receivable. Repayment of the note receivable and accrued interest are due to the Company at the earliest of (i) the closing of the transaction, (ii) the termination of the merger agreement or (iii) October 31, 2012.  Interest on the amount funded accrues at the rate of LIBOR plus 7%.  Through May 10, 2012, the Company had provided a total of $2.4 million in funding under the terms of the credit and funding agreement.

In January and February, 2012, prior to the execution of the merger agreement, the Company purchased certain assets from Neutron for $200,000.